Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-74.29%
AAR Corp.(b)(c)	76,976	$3,099,824
Aerojet Rocketdyne Holdings, Inc.(c)	167,709	6,471,890
AeroVironment, Inc.(b)(c)	47,927	2,728,005
Axon Enterprise, Inc.(b)	148,587	20,791,779
Boeing Co. (The)(b)	199,443	39,936,466
BWX Technologies, Inc.	162,409	7,228,825
CAE, Inc. (Canada)(b)(c)	658,063	16,616,091
Curtiss-Wright Corp.	56,201	7,462,931
Ducommun, Inc., (Acquired 05/09/2017 - 09/29/2021; Cost $1,119,693)(b)(d)	24,664	1,079,050
Elbit Systems Ltd. (Israel)(c)	92,118	15,269,480
General Dynamics Corp.	166,915	35,402,671
HEICO Corp.(c)	101,341	13,821,899
Hexcel Corp.(b)(c)	154,755	8,073,568
Howmet Aerospace, Inc.	556,278	17,294,683
Huntington Ingalls Industries, Inc.	81,334	15,225,725
Kaman Corp.	46,537	1,860,084
Kratos Defense & Security Solutions, Inc.(b)	269,072	4,509,647
L3Harris Technologies, Inc.	141,290	29,570,584
Lockheed Martin Corp.	117,231	45,618,099
Maxar Technologies, Inc.	157,691	4,101,543
Mercury Systems, Inc.(b)(c)	119,784	6,818,105
Moog, Inc., Class A	43,772	3,337,177
Northrop Grumman Corp.	105,909	39,175,739
PAE, Inc.(b)	183,890	1,840,739
Parsons Corp.(b)(c)	108,270	3,296,821
RADA Electronic Industries Ltd. (Israel)(b)(c)	107,131	1,028,458
Raytheon Technologies Corp.	478,481	43,154,201
Spirit AeroSystems Holdings, Inc., Class A	227,968	9,991,837
Textron, Inc.	338,887	23,064,649
TransDigm Group, Inc.(b)	46,515	28,662,078
Triumph Group, Inc.(b)	137,412	2,503,647
Vectrus, Inc.(b)	25,453	1,171,093
Woodward, Inc.	85,656	9,445,287
		469,652,675
Communications Equipment-0.87%
Comtech Telecommunications Corp.	57,176	1,162,388
ViaSat, Inc.(b)(c)	98,470	4,334,650
		5,497,038
Containers & Packaging-1.55%
Ball Corp.	100,752	9,783,019
Diversified Telecommunication Services-0.35%
Iridium Communications, Inc.(b)(c)	61,023	2,189,505
Electronic Equipment, Instruments & Components-3.29%
Keysight Technologies, Inc.(b)	45,681	7,711,867
OSI Systems, Inc.(b)	23,945	1,985,998
Teledyne Technologies, Inc.(b)	26,328	11,095,409
		20,793,274
	Shares	Value
Industrial Conglomerates-5.32%
Honeywell International, Inc.	164,569	$33,651,069
Machinery-1.28%
Oshkosh Corp.	71,027	8,083,583
Metals & Mining-0.42%
Allegheny Technologies, Inc.(b)(c)	144,471	2,642,375
Professional Services-11.44%
Booz Allen Hamilton Holding Corp.	228,399	17,525,055
CACI International, Inc., Class A(b)	37,709	9,331,469
Jacobs Engineering Group, Inc.	65,367	8,509,476
KBR, Inc.(c)	179,620	7,795,508
Leidos Holdings, Inc.	195,957	17,528,354
ManTech International Corp., Class A	58,620	4,234,709
Science Applications International Corp.	90,209	7,399,844
		72,324,415
Software-1.20%
Mandiant, Inc.(b)(c)	260,404	3,929,496
Palantir Technologies, Inc., Class A(b)(c)	171,302	2,348,550
Telos Corp.(b)(c)	113,666	1,328,756
		7,606,802
Total Common Stocks & Other Equity Interests (Cost $581,424,724)		632,223,755

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $692,654)	692,654	692,654
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $582,117,378)		632,916,409
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.89%
Invesco Private Government Fund, 0.02%(e)(f)(g)	9,274,518	9,274,518
Invesco Private Prime Fund, 0.11%(e)(f)(g)	21,636,215	21,640,542
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,916,320)		30,915,060
TOTAL INVESTMENTS IN SECURITIES-105.01% (Cost $613,033,698)		663,831,469
OTHER ASSETS LESS LIABILITIES-(5.01)%		(31,693,426)
NET ASSETS-100.00%		$632,138,043
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$159,537	$19,453,420	$(18,920,303)	$-	$-	$692,654	$158
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,903,102	80,648,001	(79,276,585)	-	-	9,274,518	1,276*
Invesco Private Prime Fund	11,854,653	167,274,324	(157,481,893)	(1,260)	(5,282)	21,640,542	17,285*
Total	$19,917,292	$267,375,745	$(255,678,781)	$(1,260)	$(5,282)	$31,607,714	$18,719

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-0.67%
Alphabet, Inc., Class A(b)	3,631	$9,825,740
Consumer Discretionary-13.41%
Bath & Body Works, Inc.	152,666	8,559,983
Domino’s Pizza, Inc.	79,682	36,227,421
Ford Motor Co.	437,036	8,871,831
Home Depot, Inc. (The)	31,803	11,671,065
NIKE, Inc., Class B	207,059	30,659,226
O’Reilly Automotive, Inc.(b)	65,527	42,707,222
Pool Corp.	43,615	20,771,644
Service Corp. International	252,648	15,593,435
Tempur Sealy International, Inc.(c)	213,740	8,508,989
TopBuild Corp.(b)	52,166	12,136,420
		195,707,236
Consumer Staples-2.32%
Costco Wholesale Corp.	25,373	12,816,663
Coty, Inc., Class A(b)(c)	900,223	7,633,891
Estee Lauder Cos., Inc. (The), Class A	42,954	13,392,628
		33,843,182
Energy-3.50%
Devon Energy Corp.	238,750	12,073,587
Diamondback Energy, Inc.	90,799	11,455,202
Marathon Oil Corp.	585,294	11,395,674
Targa Resources Corp.	272,570	16,103,436
		51,027,899
Financials-7.05%
Aon PLC, Class A	32,347	8,942,005
Ares Management Corp., Class A	117,063	9,332,262
Blackstone, Inc., Class A	73,027	9,637,373
KKR & Co., Inc., Class A	120,760	8,593,282
Moody’s Corp.	29,522	10,126,046
MSCI, Inc.	40,689	21,814,187
Nasdaq, Inc.	43,333	7,765,707
S&P Global, Inc.	23,634	9,813,309
Signature Bank	29,714	9,051,776
SVB Financial Group(b)	13,420	7,835,938
		102,911,885
Health Care-16.64%
Danaher Corp.	98,890	28,261,773
DexCom, Inc.(b)	33,316	14,341,872
Edwards Lifesciences Corp.(b)	113,514	12,395,729
Horizon Therapeutics PLC(b)	137,437	12,826,995
IDEXX Laboratories, Inc.(b)	36,082	18,304,399
Intuitive Surgical, Inc.(b)	27,731	7,880,596
Masimo Corp.(b)	58,682	12,902,411
Medpace Holdings, Inc.(b)	59,041	10,477,416
Mettler-Toledo International, Inc.(b)	17,738	26,122,398
PerkinElmer, Inc.	47,152	8,118,160
R1 RCM, Inc.(b)	814,346	19,365,148
Tenet Healthcare Corp.(b)	120,425	8,925,901
Thermo Fisher Scientific, Inc.	15,283	8,884,008
UnitedHealth Group, Inc.	24,334	11,499,518
West Pharmaceutical Services, Inc.	88,766	34,904,566
Zoetis, Inc.	38,726	7,737,067
		242,947,957
Industrials-13.42%
A.O. Smith Corp.	140,508	10,737,621
Advanced Drainage Systems, Inc.	78,860	8,918,277
AMERCO	16,561	10,084,821
	Shares	Value
Industrials-(continued)
Builders FirstSource, Inc.(b)(c)	128,491	$8,736,103
Cintas Corp.	24,948	9,767,890
Copart, Inc.(b)	233,463	30,175,093
Equifax, Inc.	38,464	9,222,129
Old Dominion Freight Line, Inc.	81,186	24,512,489
Quanta Services, Inc.	79,155	8,130,802
Rockwell Automation, Inc.	25,714	7,437,003
Saia, Inc.(b)(c)	58,650	16,673,022
SiteOne Landscape Supply, Inc.(b)	44,079	7,939,510
Tetra Tech, Inc.	55,675	7,749,403
Trane Technologies PLC	63,507	10,993,062
Trex Co., Inc.(b)	68,109	6,229,930
WESCO International, Inc.(b)	83,491	10,176,718
WillScot Mobile Mini Holdings Corp.(b)(c)	225,491	8,352,187
		195,836,060
Information Technology-33.08%
Accenture PLC, Class A	29,362	10,381,816
Adobe, Inc.(b)	29,037	15,514,469
Advanced Micro Devices, Inc.(b)	166,668	19,041,819
Amphenol Corp., Class A	327,130	26,036,277
Apple, Inc.	282,754	49,419,744
Applied Materials, Inc.	72,393	10,003,265
Cadence Design Systems, Inc.(b)	174,430	26,537,780
CDW Corp.	49,980	9,448,719
Entegris, Inc.	176,218	21,117,965
EPAM Systems, Inc.(b)	36,679	17,464,339
Fortinet, Inc.(b)	47,124	14,007,138
Intuit, Inc.	36,938	20,509,086
Keysight Technologies, Inc.(b)	47,723	8,056,597
KLA Corp.	24,018	9,349,487
Lam Research Corp.	13,406	7,908,467
Lattice Semiconductor Corp.(b)	282,016	15,572,923
Littelfuse, Inc.	43,844	11,836,565
Marvell Technology, Inc.	130,693	9,331,480
Microsoft Corp.	30,417	9,459,079
Monolithic Power Systems, Inc.	61,173	24,648,437
NVIDIA Corp.	146,529	35,879,091
ON Semiconductor Corp.(b)	155,075	9,149,425
Oracle Corp.	94,638	7,680,820
salesforce.com, inc.(b)	34,911	8,121,346
ServiceNow, Inc.(b)	34,890	20,437,864
Synaptics, Inc.(b)(c)	63,938	13,449,358
Synopsys, Inc.(b)	43,828	13,608,594
Teradyne, Inc.	56,655	6,652,997
Tyler Technologies, Inc.(b)	40,886	19,371,787
Zebra Technologies Corp., Class A(b)	25,468	12,966,268
		482,963,002
Materials-3.41%
Louisiana-Pacific Corp.(c)	121,126	8,047,611
Olin Corp.(c)	192,801	9,769,227
Sherwin-Williams Co. (The)	111,665	31,993,139
		49,809,977
Real Estate-6.53%
American Tower Corp.	165,279	41,567,668
Equity LifeStyle Properties, Inc.	144,040	11,276,892
Extra Space Storage, Inc.	86,768	17,196,550
First Industrial Realty Trust, Inc.(c)	158,204	9,615,639
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Innovative Industrial Properties, Inc.(c)	36,104	$7,155,452
Mid-America Apartment Communities, Inc.	41,413	8,559,239
		95,371,440
Total Common Stocks & Other Equity Interests (Cost $1,509,987,022)		1,460,244,378
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $652,531)	652,531	652,531
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,510,639,553)		1,460,896,909
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.67%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,812,161	$6,812,161
Invesco Private Prime Fund, 0.11%(d)(e)(f)	17,628,742	17,632,267
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,444,484)		24,444,428
TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $1,535,084,037)		1,485,341,337
OTHER ASSETS LESS LIABILITIES-(1.75)%		(25,544,877)
NET ASSETS-100.00%		$1,459,796,460

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$701,168	$7,096,503	$(7,145,140)	$-	$-	$652,531	$108
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,906,299	353,764,252	(404,858,390)	-	-	6,812,161	4,588*
Invesco Private Prime Fund	86,859,449	653,337,809	(722,541,857)	(57)	(23,077)	17,632,267	65,386*
Total	$145,466,916	$1,014,198,564	$(1,134,545,387)	$(57)	$(23,077)	$25,096,959	$70,082

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-88.75%
Biotechnology-0.26%
PureTech Health PLC(b)	187,508	$691,222
Capital Markets-54.13%
3i Group PLC (United Kingdom)	645,510	11,997,591
Alaris Equity Partners Income (Canada)	50,917	713,831
Ares Capital Corp.(c)	382,558	8,454,532
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	49,636	1,565,393
Blackstone, Inc., Class A	54,324	7,169,138
Blue Owl Capital, Inc.(c)	843,943	10,490,212
Bridgepoint Group PLC (United Kingdom)(b)(d)	786,512	4,062,593
Carlyle Group, Inc. (The)	239,360	12,219,328
Chrysalis Investments Ltd. (Guernsey)(b)	691,591	1,834,282
Deutsche Beteiligungs AG (Germany)	16,262	669,942
EQT AB (Sweden)	241,559	9,406,414
FS KKR Capital Corp.	201,817	4,421,810
Georgia Capital PLC (Georgia)(b)	81,656	707,718
Gimv N.V. (Belgium)	35,474	2,154,000
Gladstone Investment Corp.	42,956	677,846
Goldman Sachs BDC, Inc.	74,744	1,497,122
Golub Capital BDC, Inc.(c)	92,003	1,442,607
Hamilton Lane, Inc., Class A	53,315	4,822,875
Hercules Capital, Inc.(c)	42,956	768,053
Intermediate Capital Group PLC (United Kingdom)	272,243	7,001,458
IP Group PLC (United Kingdom)	1,404,976	1,835,551
JAFCO Group Co. Ltd. (Japan)	103,014	1,649,646
KKR & Co., Inc., Class A	102,468	7,291,623
Main Street Capital Corp.	32,164	1,422,935
Molten Ventures PLC (United Kingdom)(b)	181,509	1,891,855
Mutares SE & Co. KGaA (Germany)	29,423	725,933
New Mountain Finance Corp.	103,979	1,382,921
Oaktree Specialty Lending Corp.	95,548	719,476
Onex Corp. (Canada)	87,046	6,249,544
Owl Rock Capital Corp.	250,551	3,678,089
Partners Group Holding AG (Switzerland)	8,454	11,706,588
Patria Investments Ltd., Class A (Cayman Islands)(c)	85,396	1,451,732
PennantPark Investment Corp.	103,065	723,516
Prospect Capital Corp.(c)	168,541	1,415,744
Ratos AB, Class B (Sweden)	367,007	1,919,219
Sixth Street Specialty Lending, Inc.	59,467	1,418,883
StepStone Group, Inc., Class A(c)	116,228	4,069,142
SuRo Capital Corp.(c)	60,644	744,708
Tamburi Investment Partners S.p.A. (Italy)	131,130	1,333,938
VNV Global AB (Sweden)(b)	125,045	1,077,180
		144,784,968
Diversified Consumer Services-1.37%
Graham Holdings Co., Class B	6,146	3,657,608
Diversified Financial Services-11.25%
Cannae Holdings, Inc.(b)	119,554	3,571,078
Compass Diversified Holdings	73,416	1,847,147
Eurazeo SE (France)	94,706	7,507,190
Kinnevik AB, Class B (Sweden)(b)	230,558	6,908,961
Sofina S.A. (Belgium)	15,546	6,181,512
Wendel SE (France)	37,608	4,080,459
		30,096,347
Diversified Telecommunication Services-0.26%
ATN International, Inc.	17,658	700,669
	Shares	Value
Industrial Conglomerates-7.52%
Brookfield Business Partners L.P., Class U (Canada)	72,321	$3,164,541
Fosun International Ltd. (China)	4,317,645	4,901,311
Melrose Industries PLC (United Kingdom)	5,934,262	12,051,715
		20,117,567
Interactive Media & Services-3.98%
IAC/InterActiveCorp.(b)(c)	77,899	10,636,330
Internet & Direct Marketing Retail-5.54%
Prosus N.V. (China)(b)(c)	178,421	14,829,377
IT Services-0.63%
Digital Garage, Inc. (Japan)(c)	47,775	1,693,898
Multiline Retail-2.45%
Wesfarmers Ltd. (Australia)	174,761	6,560,204
Trading Companies & Distributors-1.36%
Seven Group Holdings Ltd. (Australia)	236,766	3,649,204
Total Common Stocks & Other Equity Interests (Cost $216,296,378)		237,417,394

Closed-End Funds-5.90%
Apax Global Alpha Ltd.(d)	486,201	1,389,522
HBM Healthcare Investments AG,Class A	7,799	2,491,770
HgCapital Trust PLC(c)	636,695	3,595,862
NB Private Equity Partners Ltd.	60,088	1,415,969
Oakley Capital Investments Ltd.	281,648	1,606,575
PennantPark Floating Rate Capital Ltd.(c)	54,680	708,106
Princess Private Equity Holding Ltd.	91,503	1,349,729
Schroder UK Public Private(b)	1,625,613	619,405
Syncona Ltd.(b)(c)	744,528	1,911,153
TriplePoint Venture Growth BDC Corp.(c)	40,818	688,191
Total Closed-End Funds (Cost $13,501,495)		15,776,282
	Shares
Money Market Funds-4.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $12,136,595)	12,136,595	12,136,595
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $241,934,468)		265,330,271
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.33%
Invesco Private Government Fund, 0.02%(e)(f)(g)	6,685,763	6,685,763
Invesco Private Prime Fund, 0.11%(e)(f)(g)	15,605,160	15,608,281
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,294,932)		22,294,044
TOTAL INVESTMENTS IN SECURITIES-107.52% (Cost $264,229,400)		287,624,315
OTHER ASSETS LESS LIABILITIES-(7.52)%		(20,127,670)
NET ASSETS-100.00%		$267,496,645

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $5,452,115, which represented 2.04% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,775,371	$41,363,036	$(39,001,812)	$-	$-	$12,136,595	$2,664
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,871,653	65,172,740	(60,358,630)	-	-	6,685,763	954*
Invesco Private Prime Fund	2,807,480	133,884,140	(121,076,715)	(888)	(5,736)	15,608,281	12,481*
Total	$14,454,504	$240,419,916	$(220,437,157)	$(888)	$(5,736)	$34,430,639	$16,099

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	16.81%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Citibank, N.A.	Receive	The Blackstone Group LP	1-Day EFFR plus 55 basis points	Monthly	October-2022		$4,961,313	$-	$977,337	$977,337
Citibank, N.A.	Receive	KKR & Co. LP	1-Day EFFR plus 55 basis points	Monthly	October-2022		5,181,335	-	511,465	511,465
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2022	CAD	3,644,557	-	66,042	66,042
Total Over-The-Counter Total Return Swap Agreements								$—	$1,554,844	$1,554,844

Abbreviations:
CAD	-Canadian Dollar
CORRA	-Canadian Overnight Repo Rate Average
EFFR	-Effective Federal Funds Rate

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2022
(Unaudited)
(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%(b)
Communication Services-29.22%
Autohome, Inc., ADR(c)	57,832	$1,926,962
Baidu, Inc., ADR(d)	138,908	22,189,164
Bilibili, Inc., ADR(c)(d)	153,433	5,414,651
DouYu International Holdings Ltd., ADR(d)	131,163	275,442
Hello Group, Inc., ADR(c)	141,030	1,372,222
iQIYI, Inc., ADR(c)(d)	311,999	1,272,956
JOYY, Inc., ADR(c)	48,649	2,459,693
Kanzhun Ltd., ADR(c)(d)	46,781	1,416,996
Luokung Technology Corp.(c)(d)	324,023	152,323
NetEase, Inc., ADR(c)	193,183	19,967,395
Qutoutiao, Inc., ADR(c)(d)	12,501	28,877
Sohu.com Ltd., ADR(d)	33,889	616,780
So-Young International, Inc., ADR(c)(d)	56,594	135,826
Tencent Music Entertainment Group, ADR(d)	562,693	3,477,443
The9 Ltd., ADR(c)(d)	16,335	72,201
Weibo Corp., ADR(c)(d)	63,178	2,189,118
WiMi Hologram Cloud, Inc., ADR(c)(d)	47,346	135,409
		63,103,458
Consumer Discretionary-47.90%
Alibaba Group Holding Ltd., ADR(c)(d)	163,201	20,529,054
Baozun, Inc., ADR(c)(d)	44,277	587,113
Dada Nexus Ltd., ADR(d)	76,636	836,865
Future FinTech Group, Inc.(c)(d)	59,361	49,210
Huazhu Group Ltd., ADR(c)(d)	137,840	5,447,437
JD.com, Inc., ADR(c)(d)	247,385	18,524,189
Jowell Global Ltd.(c)(d)	21,624	70,927
Kaixin Auto Holdings (Hong Kong)(c)(d)	121,588	131,315
Kandi Technologies Group, Inc.(c)(d)	65,568	196,704
Li Auto, Inc., ADR(c)(d)	293,820	7,665,764
LightInTheBox Holding Co. Ltd., ADR(d)	57,286	72,180
MINISO Group Holding Ltd., ADR(c)	68,041	690,616
Moxian BVI, Inc.(d)	16,364	34,201
New Oriental Education & Technology Group, Inc., ADR(d)	1,190,090	1,701,829
Newegg Commerce, Inc.(c)(d)	312,502	2,112,514
NIO, Inc., ADR(c)(d)	531,808	13,034,614
Niu Technologies, ADR(c)(d)	42,647	599,190
Pinduoduo, Inc., ADR(c)(d)	156,485	9,364,062
TAL Education Group, ADR(d)	370,801	1,060,491
Trip.com Group Ltd., ADR(c)(d)	362,128	9,636,226
Uxin Ltd., ADR(c)(d)	229,592	275,510
Viomi Technology Co. Ltd., ADR(d)	32,550	66,727
Vipshop Holdings Ltd., ADR(c)(d)	441,276	4,108,280
XPeng, Inc., ADR(c)(d)	189,279	6,641,800
		103,436,818
Consumer Staples-0.20%
111, Inc., ADR(c)(d)	36,217	109,738
TDH Holdings, Inc.(d)	89,241	42,657
Yatsen Holding Ltd., ADR(d)	164,160	270,864
		423,259
Energy-0.38%
China Petroleum & Chemical Corp., ADR	8,984	468,066
PetroChina Co. Ltd., ADR	6,988	345,836
		813,902
Financials-3.91%
360 DigiTech, Inc., ADR(c)	110,288	2,182,599
AGM Group Holdings, Inc.(d)	18,097	32,937
Bridgetown 2 Holdings Ltd., Class A (Hong Kong)(c)(d)	25,376	250,715
	Shares	Value
Financials-(continued)
China Life Insurance Co. Ltd., ADR	23,845	$212,936
Fanhua, Inc., ADR(c)	28,098	194,719
LexinFintech Holdings Ltd., ADR(d)	119,375	427,362
Lufax Holding Ltd., ADR(c)(d)	632,677	3,144,405
Noah Holdings Ltd., ADR(c)(d)	27,429	860,996
Poema Global Holdings Corp., Class A(d)	29,250	289,575
Qudian, Inc., ADR(d)	169,697	155,935
Silver Crest Acquisition Corp., Class A (Hong Kong)(d)	29,250	286,065
Up Fintech Holding Ltd., ADR(c)(d)	97,281	416,363
		8,454,607
Health Care-2.18%
Burning Rock Biotech Ltd., ADR(c)(d)	41,556	374,004
Connect Biopharma Holdings Ltd., ADR(c)(d)	27,549	126,725
Genetron Holdings Ltd., ADR(c)(d)	26,592	110,623
Gracell Biotechnologies, Inc., ADR(c)(d)	42,413	150,566
I-Mab, ADR(c)(d)	39,409	995,077
Zai Lab Ltd., ADR(c)(d)	59,447	2,952,733
		4,709,728
Industrials-4.73%
CBAK Energy Technology, Inc.(c)(d)	75,125	90,150
EHang Holdings Ltd., ADR(c)(d)	28,009	442,542
NiSun International Enterprise Development Group Co. Ltd.(d)	17,432	28,240
Nuvve Holding Corp.(c)(d)	15,978	106,414
ReneSola Ltd., ADR(c)(d)	40,452	219,654
ZTO Express Cayman, Inc., ADR(c)	310,378	9,323,755
		10,210,755
Information Technology-6.81%
Agora, Inc., ADR(d)	55,647	636,045
Bit Digital, Inc.(c)(d)	58,763	222,124
BIT Mining Ltd., ADR(c)(d)	35,645	113,351
Canaan, Inc., ADR(c)(d)	133,798	575,331
Canadian Solar, Inc. (Canada)(c)(d)	53,887	1,508,297
Chindata Group Holdings Ltd., ADR(c)(d)	99,844	511,201
Daqo New Energy Corp., ADR(d)	49,540	1,987,545
Ebang International Holdings, Inc., A Shares(c)(d)	117,963	107,394
GDS Holdings Ltd., ADR(c)(d)	90,695	3,979,697
Hollysys Automation Technologies Ltd.	51,905	685,665
JinkoSolar Holding Co. Ltd., ADR(c)(d)	33,755	1,489,608
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	81,540	689,013
OneConnect Financial Technology Co. Ltd., ADR(d)	107,440	214,880
Renren, Inc., ADR(c)(d)	7,570	165,707
SPI Energy Co. Ltd. (Australia)(c)(d)	20,182	58,124
TROOPS, Inc. (Hong Kong)(c)(d)	86,098	393,468
Vnet Group, Inc., ADR(c)(d)	114,019	1,131,069
Xunlei Ltd., ADR(d)	43,653	79,012
Zepp Health Corp., ADR(d)	29,984	149,320
		14,696,851
Materials-0.12%
CN Energy Group, Inc.(c)(d)	17,258	33,136
Huadi International Group Co. Ltd.(c)(d)	11,139	230,577
		263,713
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Real Estate-4.34%
KE Holdings, Inc., ADR(c)(d)	416,071	$9,066,187
Nam Tai Property, Inc.(d)	33,194	298,414
		9,364,601
Total Common Stocks & Other Equity Interests (Cost $299,407,699)		215,477,692

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $228,761)	228,761	228,761
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $299,636,460)		215,706,453
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.58%
Invesco Private Government Fund, 0.02%(e)(f)(g)	17,846,828	$17,846,828
Invesco Private Prime Fund, 0.11%(e)(f)(g)	41,700,578	41,708,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,556,491)		59,555,745
TOTAL INVESTMENTS IN SECURITIES-127.48% (Cost $359,192,951)		275,262,198
OTHER ASSETS LESS LIABILITIES-(27.48)%		(59,335,559)
NET ASSETS-100.00%		$215,926,639

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Non-income producing security.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$443,239	$1,797,300	$(2,011,778)	$-	$-	$228,761	$68
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,005,098	134,214,062	(143,372,332)	-	-	17,846,828	2,564*
Invesco Private Prime Fund	40,595,848	235,318,034	(234,194,534)	(747)	(9,684)	41,708,917	35,213*
Total	$68,044,185	$371,329,396	$(379,578,644)	$(747)	$(9,684)	$59,784,506	$37,845

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-97.81%
Auto Components-0.17%
Tianneng Power International Ltd. (China)(b)	571,554	$587,859
XL Fleet Corp.(b)(c)	58,961	126,177
		714,036
Automobiles-15.22%
Li Auto, Inc., ADR (China)(b)(c)	466,399	12,168,350
NIO, Inc., ADR (China)(b)(c)	643,634	15,775,469
Niu Technologies, ADR (China)(b)(c)	25,619	359,947
Tesla, Inc.(c)	22,549	21,122,099
Workhorse Group, Inc.(b)(c)	94,389	319,035
XPeng, Inc., ADR (China)(b)(c)	328,445	11,525,135
Yadea Group Holdings Ltd. (China)(d)	1,012,987	1,436,815
		62,706,850
Building Products-4.94%
Advanced Drainage Systems, Inc.	44,778	5,063,944
Kingspan Group PLC (Ireland)	130,327	12,569,488
Rockwool International A/S, Class B (Denmark)(b)	7,084	2,703,136
		20,336,568
Chemicals-1.53%
Umicore S.A. (Belgium)	166,790	6,291,926
Commercial Services & Supplies-0.69%
China Everbright Environment Group Ltd. (China)	3,118,536	2,316,209
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	342,423	160,726
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	51,000	362,647
		2,839,582
Construction & Engineering-1.60%
China Conch Venture Holdings Ltd. (China)(b)	1,390,948	6,609,079
Electric Utilities-0.04%
Fastned B.V., CVA (Netherlands)(c)	3,577	187,527
Electrical Equipment-13.59%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (Brazil)(c)	194,500	236,257
Alfen Beheer B.V. (Netherlands)(c)(d)	17,483	1,304,074
Blink Charging Co.(b)(c)	32,105	671,316
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)(c)	346,294	240,261
Contemporary Amperex Technology Co. Ltd., A Shares (China)	118,200	11,287,152
CS Wind Corp. (South Korea)	21,410	870,207
Fagerhult AB (Sweden)	67,468	418,895
Ginlong Technologies Co. Ltd., A Shares (China)	12,600	472,273
Ming Yang Smart Energy Group Ltd., A Shares (China)	99,000	402,866
Nordex SE (Germany)(b)(c)	88,010	1,384,091
PNE AG (Germany)	29,151	274,171
PowerCell Sweden AB (Sweden)(c)	39,708	635,230
Shoals Technologies Group, Inc., Class A(b)(c)	87,954	1,482,905
Siemens Gamesa Renewable Energy S.A., Class R (Spain)(b)(c)	201,719	4,384,866
SIF Holding N.V. (Netherlands)(b)	10,789	130,152
Signify N.V. (Netherlands)	108,596	5,750,409
Sungrow Power Supply Co. Ltd., A Shares (China)	74,000	1,336,960
Sunrun, Inc.(b)(c)	148,110	3,840,492
	Shares	Value
Electrical Equipment-(continued)
TPI Composites, Inc.(b)(c)	31,517	$380,410
Vestas Wind Systems A/S (Denmark)(b)	697,066	18,706,741
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares (China)	175,200	413,897
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)	654,534	1,138,357
Zumtobel Group AG (Austria)	23,924	216,160
		55,978,142
Electronic Equipment, Instruments & Components-0.61%
Badger Meter, Inc.(b)	24,686	2,497,483
Equity REITs-18.12%
Brandywine Realty Trust(b)	144,605	1,859,620
CapitaLand Integrated Commercial Trust (Singapore)	4,111,266	5,910,250
Covivio (France)	44,015	3,663,501
CRE Logistics REIT, Inc. (Japan)	454	787,257
Digital Realty Trust, Inc.	150,469	22,454,489
Douglas Emmett, Inc.(b)	148,473	4,635,327
First Capital REIT (Canada)	91,012	1,270,933
Fukuoka REIT Corp. (Japan)(b)	539	756,410
Inmobiliaria Colonial SOCIMI S.A. (Spain)	246,932	2,183,337
Keppel REIT (Singapore)	1,559,147	1,295,762
Klepierre S.A. (France)(b)(c)	171,976	4,551,137
Lar Espana Real Estate SOCIMI S.A. (Spain)	48,197	288,865
Mapletree Commercial Trust (Singapore)	1,826,702	2,435,256
Mapletree North Asia Commercial Trust (Hong Kong)(d)	1,918,827	1,538,777
Mercialys S.A. (France)	59,580	657,310
Merlin Properties SOCIMI S.A. (Spain)(b)	298,117	3,375,459
Mori Hills REIT Investment Corp. (Japan)(b)	1,297	1,589,661
Nippon Prologis REIT, Inc. (Japan)	1,748	5,449,863
OUE Commercial REIT (Singapore)	1,840,616	558,113
Paramount Group, Inc.	148,216	1,287,997
Piedmont Office Realty Trust, Inc., Class A	105,035	1,865,422
SPH REIT (Singapore)	824,770	586,526
Vornado Realty Trust	137,773	5,650,071
		74,651,343
Food Products-3.39%
Darling Ingredients, Inc.(c)	137,133	8,744,971
Grieg Seafood ASA (Norway)(b)(c)	43,196	444,630
Minerva S.A. (Brazil)	232,500	417,712
Salmar ASA (Norway)	49,837	3,388,035
SLC Agricola S.A. (Brazil)	89,850	778,023
Yukiguni Maitake Co. Ltd. (Japan)(b)	16,876	171,251
		13,944,622
Household Durables-1.51%
KB Home	70,169	2,964,640
Meritage Homes Corp.(c)	31,854	3,250,064
		6,214,704
Independent Power and Renewable Electricity Producers-7.85%
Albioma S.A. (France)	21,696	843,200
BCPG PCL, NVDR (Thailand)	692,755	252,026
Beijing Energy International Holding Co. Ltd. (Hong Kong)(b)(c)	5,693,150	189,831
Boralex, Inc., Class A (Canada)	73,805	1,917,955
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	413,009	212,749
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(b)	1,904,590	778,411
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
China Everbright Greentech Ltd. (China)(b)(d)	524,694	$177,856
Concord New Energy Group Ltd. (Hong Kong)	4,598,535	443,659
EDP Renovaveis S.A. (Spain)(b)	243,828	5,152,694
Encavis AG (Germany)	82,545	1,283,432
Energix-Renewable Energies Ltd. (Israel)	185,511	737,955
Enlight Renewable Energy Ltd. (Israel)(c)	777,692	1,752,151
eRex Co. Ltd. (Japan)(b)	22,550	298,632
Falck Renewables S.p.A. (Italy)	98,630	961,909
GCL New Energy Holdings Ltd. (China)(c)	7,132,000	159,269
Grenergy Renovables S.A. (Spain)(c)	9,452	265,952
Neoen S.A. (France)(b)(c)(d)	31,687	1,128,808
NextEra Energy Partners L.P.	64,830	4,876,513
Omega Energia S.A. (Brazil)(c)	232,991	508,105
Ormat Technologies, Inc.(b)	37,905	2,583,605
RENOVA, Inc. (Japan)(b)(c)	29,767	420,962
Scatec ASA (South Africa)(d)	100,815	1,485,784
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	63,435	1,113,831
SPCG PCL, NVDR (Thailand)	404,529	227,530
Sunnova Energy International, Inc.(b)(c)	71,066	1,397,158
Super Energy Corp. PCL, NVDR (Thailand)	13,970,934	399,374
Terna Energy S.A. (Greece)	39,212	570,289
TransAlta Renewables, Inc. (Canada)(b)	90,321	1,233,587
Voltalia S.A. (France)(c)	20,169	372,561
West Holdings Corp. (Japan)	19,446	584,484
		32,330,272
IT Services-0.76%
Chindata Group Holdings Ltd., ADR (China)(b)(c)	95,807	490,532
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	47,325	399,896
Switch, Inc., Class A(b)	87,129	2,233,116
		3,123,544
Machinery-2.91%
Alstom S.A. (France)	268,485	8,694,384
Energy Recovery, Inc.(c)	31,433	615,458
Riyue Heavy Industry Co. Ltd., A Shares (China)	49,100	216,087
Stadler Rail AG (Switzerland)(b)	42,307	2,005,838
Wuxi Lead Intelligent Equipment Co. Ltd. (China)	39,720	452,200
		11,983,967
Metals & Mining-0.56%
Schnitzer Steel Industries, Inc., Class A	21,963	859,632
Sims Ltd.	144,941	1,463,176
		2,322,808
Oil, Gas & Consumable Fuels-0.81%
Renewable Energy Group, Inc.(b)(c)	42,506	1,711,292
REX American Resources Corp.(c)	4,547	438,467
VERBIO Vereinigte BioEnergie AG (Germany)	18,712	1,172,567
		3,322,326
Paper & Forest Products-3.93%
Canfor Corp. (Canada)(c)	52,865	1,200,457
Mercer International, Inc. (Germany)	36,320	441,288
Suzano S.A. (Brazil)	633,500	7,062,749
West Fraser Timber Co. Ltd. (Canada)(b)	80,824	7,477,396
		16,181,890
Real Estate Management & Development-0.99%
Deutsche EuroShop AG (Germany)	41,822	783,556
	Shares	Value
Real Estate Management & Development-(continued)
Platzer Fastigheter Holding AB, Class B (Sweden)	50,735	$669,947
Swire Properties Ltd. (Hong Kong)	989,942	2,643,661
		4,097,164
Road & Rail-6.49%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	2,077,500	1,649,857
BTS Group Holdings PCL, NVDR (Thailand)	6,724,138	1,862,792
Central Japan Railway Co. (Japan)	121,965	16,127,049
MTR Corp. Ltd. (Hong Kong)	1,309,529	7,076,026
		26,715,724
Semiconductors & Semiconductor Equipment-11.19%
Duk San Neolux Co. Ltd. (South Korea)(c)	9,142	333,491
Enphase Energy, Inc.(c)	97,147	13,646,239
First Solar, Inc.(b)(c)	80,964	6,345,958
GCL System Integration Technology Co. Ltd., A Shares (China)(c)	297,300	148,992
JA Solar Technology Co. Ltd., A Shares (China)	81,100	1,144,678
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	32,274	1,424,252
LONGi Green Energy Technology Co. Ltd., A Shares (China)	274,780	3,091,579
SMA Solar Technology AG (Germany)	8,808	308,720
SolarEdge Technologies, Inc.(c)	44,228	10,535,994
SunPower Corp.(b)(c)	73,129	1,227,105
TSEC Corp. (Taiwan)(c)	321,000	411,716
United Renewable Energy Co. Ltd. (Taiwan)(c)	1,153,075	831,599
Xinyi Solar Holdings Ltd. (China)	4,137,010	6,625,311
		46,075,634
Software-0.09%
Cloopen Group Holding Ltd., ADR (China)(b)(c)	44,880	96,043
CM.com N.V. (Netherlands)(b)(c)(d)	9,747	265,970
		362,013
Transportation Infrastructure-0.42%
Taiwan High Speed Rail Corp. (Taiwan)	1,667,000	1,720,109
Water Utilities-0.40%
Beijing Enterprises Water Group Ltd. (China)	3,816,898	1,486,103
China Everbright Water Ltd. (China)	726,233	166,499
		1,652,602
Total Common Stocks & Other Equity Interests (Cost $412,170,977)		402,859,915

Exchange-Traded Funds-2.16%
iShares MSCI India ETF(b) (Cost $8,692,818)	194,072	8,902,082
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $420,863,795)		411,761,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.97%
Invesco Private Government Fund, 0.02%(e)(f)(g)	22,022,192	22,022,192

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	51,960,011	$51,970,401
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,995,160)		73,992,593
TOTAL INVESTMENTS IN SECURITIES-117.94% (Cost $494,858,955)		485,754,590
OTHER ASSETS LESS LIABILITIES-(17.94)%		(73,881,231)
NET ASSETS-100.00%		$411,873,359

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $7,711,559, which represented 1.87% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$83,237,908	$(83,237,908)	$-	$-	$-	$589
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,055,288	238,429,739	(247,462,835)	-	-	22,022,192	2,713*
Invesco Private Prime Fund	46,582,932	362,245,597	(356,844,819)	(2,567)	(10,742)	51,970,401	37,670*
Total	$77,638,220	$683,913,244	$(687,545,562)	$(2,567)	$(10,742)	$73,992,593	$40,972

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.52%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.62%
DISH Network Corp., Class A(b)	20,443	$641,910
EchoStar Corp., Class A(b)	27,323	647,282
Meta Platforms, Inc., Class A(b)	2,146	672,256
Radius Global Infrastructure, Inc., Class A(b)(c)	48,958	673,662
Telephone & Data Systems, Inc.	34,635	685,773
T-Mobile US, Inc.(b)	6,530	706,350
United States Cellular Corp.(b)	22,621	692,655
WideOpenWest, Inc.(b)	36,495	679,172
ZipRecruiter, Inc., Class A(b)	31,813	690,024
		6,089,084
Consumer Discretionary-10.52%
Advance Auto Parts, Inc.	2,963	685,964
Arko Corp.(b)(c)	83,480	686,206
Bloomin’ Brands, Inc.(b)(c)	34,079	692,826
D.R. Horton, Inc.	7,690	686,102
Dave & Buster’s Entertainment, Inc.(b)(c)	19,606	701,699
Dollar General Corp.	3,204	667,970
Everi Holdings, Inc.(b)	35,577	703,357
KB Home	16,366	691,464
M.D.C. Holdings, Inc.	13,806	699,826
Mohawk Industries, Inc.(b)	4,212	664,948
Newell Brands, Inc.	29,455	683,651
Polaris, Inc.(c)	6,359	715,960
PulteGroup, Inc.	12,976	683,705
Rent-A-Center, Inc.(c)	16,065	677,140
Ruth’s Hospitality Group, Inc.(b)	36,242	725,927
Target Corp.	3,065	675,618
Tempur Sealy International, Inc.	17,251	686,762
Texas Roadhouse, Inc.	8,301	708,822
Tractor Supply Co.	3,238	706,888
Xponential Fitness, Inc., Class A(b)(c)	42,418	740,618
		13,885,453
Consumer Staples-2.10%
Darling Ingredients, Inc.(b)	10,511	670,286
Estee Lauder Cos., Inc. (The), Class A	2,257	703,710
Olaplex Holdings, Inc.(b)(c)	33,458	730,723
Primo Water Corp.	40,067	669,119
		2,773,838
Energy-10.60%
Antero Resources Corp.(b)(c)	38,897	759,658
APA Corp.	21,745	722,151
Black Stone Minerals L.P.	60,835	694,127
Brigham Minerals, Inc., Class A	30,555	661,210
Cheniere Energy, Inc.	6,393	715,377
ConocoPhillips	7,936	703,288
DCP Midstream L.P.	23,360	663,658
Devon Energy Corp.	13,974	706,665
Diamondback Energy, Inc.(c)	5,574	703,216
Energy Transfer L.P.	71,304	682,379
Enterprise Products Partners L.P.	28,267	668,232
Kimbell Royalty Partners L.P.	46,133	659,702
Marathon Oil Corp.	36,378	708,280
Marathon Petroleum Corp.	9,439	677,248
Northern Oil and Gas, Inc.(c)	30,041	706,564
Occidental Petroleum Corp.	19,443	732,418
Pioneer Natural Resources Co.	3,161	691,911
Targa Resources Corp.	12,231	722,608
	Shares	Value
Energy-(continued)
Valero Energy Corp.	8,347	$692,551
Williams Cos., Inc. (The)	23,620	707,183
		13,978,426
Financials-19.35%
Argo Group International Holdings Ltd.	11,765	668,017
AssetMark Financial Holdings, Inc.(b)	27,456	658,669
Axos Financial, Inc.(b)	12,645	651,218
Bancorp, Inc. (The)(b)	23,184	691,347
Banner Corp.	10,866	674,887
Barings BDC, Inc.(c)	63,686	690,356
Business First Bancshares, Inc.	23,176	636,181
Cadence Bank	21,403	667,132
Chubb Ltd.	3,519	694,228
Coastal Financial Corp.(b)	13,902	673,135
ConnectOne Bancorp, Inc.	19,294	617,601
CrossFirst Bankshares, Inc.(b)	44,854	693,443
Dime Community Bancshares, Inc.	19,018	664,869
Finance Of America Cos., Inc., Class A(b)(c)	175,137	653,261
Hancock Whitney Corp.(c)	12,747	672,022
Horizon Bancorp, Inc.	30,818	657,348
Huntington Bancshares, Inc.	40,739	613,529
Intercontinental Exchange, Inc.	5,388	682,444
Ladder Capital Corp.	57,685	685,875
Lakeland Bancorp, Inc.	35,840	678,451
Merchants Bancorp	22,696	661,588
Meta Financial Group, Inc.	11,732	697,585
Nexpoint Real Estate Finance, Inc.	33,607	673,820
OceanFirst Financial Corp.	29,975	680,433
Old Republic International Corp.	27,556	706,260
Old Second Bancorp, Inc.	50,598	679,531
Open Lending Corp., Class A(b)	36,573	694,521
Origin Bancorp, Inc.	16,076	686,767
PacWest Bancorp(c)	14,095	654,431
Redwood Trust, Inc.	57,248	705,868
Signature Bank	1,999	608,955
SmartFinancial, Inc.	19,316	517,862
TPG RE Finance Trust, Inc.	54,669	689,923
Triumph Bancorp, Inc.(b)(c)	6,394	559,347
Veritex Holdings, Inc.	16,858	676,849
VersaBank (Canada)	19,465	227,546
Willis Towers Watson PLC	2,977	696,499
Wintrust Financial Corp.	6,842	670,995
Zions Bancorporation N.A.	10,580	717,536
		25,530,329
Health Care-13.07%
Acadia Healthcare Co., Inc.(b)(c)	12,749	671,235
ADMA Biologics, Inc.(b)	475,197	689,036
AngioDynamics, Inc.(b)	30,623	662,375
Antares Pharma, Inc.(b)	202,845	683,588
Apellis Pharmaceuticals, Inc.(b)(c)	18,058	727,196
Argenx SE, ADR (Netherlands)(b)	2,414	649,993
Aveanna Healthcare Holdings, Inc.(b)	117,363	644,323
Blueprint Medicines Corp.(b)	9,347	720,654
Boston Scientific Corp.(b)	15,640	670,956
CareDx, Inc.(b)(c)	17,915	748,847
ChemoCentryx, Inc.(b)(c)	25,508	685,910
Cigna Corp.	2,827	651,510
CVS Health Corp.	6,637	706,907
Cymabay Therapeutics, Inc.(b)	243,560	725,809
Encompass Health Corp.	10,978	681,075
Health Catalyst, Inc.(b)(c)	22,294	665,476
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
InflaRx N.V. (Germany)(b)(c)	178,355	$636,727
Mirum Pharmaceuticals, Inc.(b)	38,048	724,814
NGM Biopharmaceuticals, Inc.(b)(c)	45,822	724,446
Ocular Therapeutix, Inc.(b)(c)	120,271	680,734
PolyPid Ltd. (Israel)(b)(c)	44,669	199,224
REGENXBIO, Inc.(b)	26,743	706,015
Sol-Gel Technologies Ltd. (Israel)(b)(c)	19,384	136,851
Tarsus Pharmaceuticals, Inc.(b)	24,328	488,263
Tenet Healthcare Corp.(b)	8,665	642,250
UnitedHealth Group, Inc.	1,468	693,733
VBI Vaccines, Inc.(b)	371,329	631,259
		17,249,206
Industrials-11.70%
ads-tec Energy PLC (Ireland)(b)	64,690	569,919
Alaska Air Group, Inc.(b)	12,628	691,257
Axon Enterprise, Inc.(b)(c)	5,078	710,565
Bloom Energy Corp., Class A(b)(c)	40,788	615,083
Byrna Technologies, Inc.(b)(c)	63,095	688,366
Casella Waste Systems, Inc., Class A(b)	9,073	689,367
Clean Harbors, Inc.(b)	7,215	667,748
Copa Holdings S.A., Class A (Panama)(b)(c)	8,112	678,001
Delta Air Lines, Inc.(b)	17,496	694,416
Federal Signal Corp.(c)	17,269	673,836
Forward Air Corp.	6,289	668,521
FTC Solar, Inc.(b)(c)	155,144	654,708
PACCAR, Inc.	7,362	684,592
ReneSola Ltd., ADR (China)(b)	115,566	627,523
Roper Technologies, Inc.	1,545	675,412
SkyWest, Inc.(b)	17,147	654,158
Tecnoglass, Inc.(c)	33,926	698,876
TPI Composites, Inc.(b)(c)	56,864	686,349
Union Pacific Corp.	2,807	686,452
United Parcel Service, Inc., Class B	3,359	679,223
Wabash National Corp.	34,442	675,752
Waste Connections, Inc.	5,522	688,593
WESCO International, Inc.(b)	5,532	674,296
		15,433,013
Information Technology-15.09%
Alarm.com Holdings, Inc.(b)	9,110	679,333
Avnet, Inc.	16,908	682,407
Cognex Corp.	10,193	677,427
EngageSmart, Inc.(b)(c)	33,673	736,092
Envestnet, Inc.(b)(c)	9,340	690,600
Fidelity National Information Services, Inc.	6,003	719,880
GDS Holdings Ltd., ADR (China)(b)(c)	15,448	677,858
GoDaddy, Inc., Class A(b)(c)	9,221	698,122
HubSpot, Inc.(b)	1,508	737,110
I3 Verticals, Inc., Class A(b)	31,214	722,292
Itron, Inc.(b)(c)	11,369	704,878
Jabil, Inc.	10,378	638,143
KVH Industries, Inc.(b)	35,453	319,077
Limelight Networks, Inc.(b)(c)	182,180	777,908
Microchip Technology, Inc.	9,187	711,809
Micron Technology, Inc.	7,988	657,173
MiX Telematics Ltd., ADR (South Africa)(b)	15,861	188,429
New Relic, Inc.(b)	6,477	680,992
nLight, Inc.(b)(c)	34,794	719,888
NVIDIA Corp.	2,814	689,036
Okta, Inc.(b)	3,392	671,243
Ping Identity Holding Corp.(b)(c)	33,875	670,386
Pure Storage, Inc., Class A(b)	26,492	701,773
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	4,081	$717,276
RingCentral, Inc., Class A(b)	4,017	708,960
salesforce.com, inc.(b)	3,048	709,056
SS&C Technologies Holdings, Inc.	8,380	669,311
Switch, Inc., Class A	27,030	692,779
TD SYNNEX Corp.	6,428	672,176
UserTesting, Inc.(b)	99,784	582,738
		19,904,152
Materials-1.02%
Graphic Packaging Holding Co.	35,652	674,180
Scotts Miracle-Gro Co. (The)(c)	4,406	666,187
		1,340,367
Real Estate-11.44%
Agree Realty Corp.	10,549	689,694
American Homes 4 Rent, Class A	17,273	675,892
CareTrust REIT, Inc.	31,606	670,363
Cushman & Wakefield PLC(b)(c)	32,749	687,402
Digital Realty Trust, Inc.	4,373	652,583
DigitalBridge Group, Inc.(b)	92,705	676,746
EPR Properties	15,138	665,618
Equinix, Inc.	930	674,157
Gaming and Leisure Properties, Inc.	15,625	705,937
Invitation Homes, Inc.	16,241	681,797
Kite Realty Group Trust	33,003	689,103
Medical Properties Trust, Inc.	29,869	679,818
National Retail Properties, Inc.	15,611	692,816
PotlatchDeltic Corp.	12,804	688,727
Prologis, Inc.	4,408	691,263
Public Storage	1,928	691,246
SBA Communications Corp., Class A	2,145	698,069
Uniti Group, Inc.	56,067	676,168
Ventas, Inc.	13,236	701,773
VICI Properties, Inc.(c)	24,647	705,397
Welltower, Inc.	7,903	684,637
Weyerhaeuser Co.	17,747	717,511
		15,096,717
Utilities-0.46%
Sunnova Energy International, Inc.(b)(c)	30,706	603,680
Total Common Stocks & Other Equity Interests (Cost $115,295,359)		131,884,265
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $66,123)	66,123	66,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $115,361,482)		131,950,388
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.75%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,068,242	6,068,242

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,710,326	$14,713,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,781,767)		20,781,510
TOTAL INVESTMENTS IN SECURITIES-115.77% (Cost $136,143,249)		152,731,898
OTHER ASSETS LESS LIABILITIES-(15.77)%		(20,800,301)
NET ASSETS-100.00%		$131,931,597
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,269,515	$(1,203,392)	$-	$-	$66,123	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,616,622	32,039,159	(29,587,539)	-	-	6,068,242	496*
Invesco Private Prime Fund	5,424,933	68,567,211	(59,277,006)	(257)	(1,613)	14,713,268	6,813*
Total	$9,041,555	$101,875,885	$(90,067,937)	$(257)	$(1,613)	$20,847,633	$7,318

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-102.29%
Communication Services-10.26%
Activision Blizzard, Inc.	3,569	$281,987
Alphabet, Inc., Class A(b)	1,377	3,726,258
Alphabet, Inc., Class C(b)	1,280	3,473,882
AT&T, Inc.	32,714	834,207
Charter Communications, Inc., Class A(b)	566	335,830
Comcast Corp., Class A	20,888	1,044,191
Discovery, Inc., Class A(b)	776	21,658
Discovery, Inc., Class C(b)	1,392	38,071
DISH Network Corp., Class A(b)	1,144	35,922
Electronic Arts, Inc.	1,296	171,927
Fox Corp., Class A	1,467	59,575
Fox Corp., Class B	674	25,059
Interpublic Group of Cos., Inc. (The)	1,804	64,114
Live Nation Entertainment, Inc.(b)	618	67,677
Lumen Technologies, Inc.	4,222	52,184
Match Group, Inc.(b)	1,297	146,172
Meta Platforms, Inc., Class A(b)	10,841	3,396,052
Netflix, Inc.(b)	2,028	866,240
News Corp., Class A	1,800	40,032
News Corp., Class B	558	12,410
Omnicom Group, Inc.	974	73,401
Take-Two Interactive Software, Inc.(b)	529	86,407
T-Mobile US, Inc.(b)	2,689	290,869
Twitter, Inc.(b)	3,664	137,437
Verizon Communications, Inc.	18,967	1,009,613
ViacomCBS, Inc., Class B	2,780	92,991
Walt Disney Co. (The)(b)	8,324	1,190,082
		17,574,248
Consumer Discretionary-12.23%
Advance Auto Parts, Inc.	289	66,906
Amazon.com, Inc.(b)	1,998	5,976,957
Aptiv PLC(b)	1,239	169,223
AutoZone, Inc.(b)	96	190,690
Bath & Body Works, Inc.	1,211	67,901
Best Buy Co., Inc.	1,014	100,670
Booking Holdings, Inc.(b)	188	461,752
BorgWarner, Inc.	1,098	48,147
Caesars Entertainment, Inc.(b)	980	74,617
CarMax, Inc.(b)	743	82,599
Carnival Corp.(b)	3,685	73,000
Chipotle Mexican Grill, Inc.(b)	129	191,640
D.R. Horton, Inc.	1,493	133,205
Darden Restaurants, Inc.	595	83,223
Dollar General Corp.	1,068	222,657
Dollar Tree, Inc.(b)	1,031	135,288
Domino’s Pizza, Inc.	167	75,927
eBay, Inc.	2,868	172,281
Etsy, Inc.(b)	581	91,263
Expedia Group, Inc.(b)	668	122,438
Ford Motor Co.	17,983	365,055
Gap, Inc. (The)	982	17,745
Garmin Ltd.	696	86,596
General Motors Co.(b)	6,652	350,760
Genuine Parts Co.	652	86,866
Hasbro, Inc.	594	54,933
Hilton Worldwide Holdings, Inc.(b)	1,277	185,305
Home Depot, Inc. (The)	4,835	1,774,348
Las Vegas Sands Corp.(b)	1,575	68,985
Lennar Corp., Class A	1,245	119,657
LKQ Corp.	1,229	67,460
Lowe’s Cos., Inc.	3,172	752,874
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A(b)	1,253	$201,883
McDonald’s Corp.	3,424	888,357
MGM Resorts International	1,783	76,170
Mohawk Industries, Inc.(b)	251	39,625
Newell Brands, Inc.	1,735	40,269
NIKE, Inc., Class B	5,854	866,802
Norwegian Cruise Line Holdings Ltd.(b)	1,695	35,307
NVR, Inc.(b)	16	85,236
O’Reilly Automotive, Inc.(b)	308	200,739
Penn National Gaming, Inc.(b)	761	34,709
Pool Corp.	184	87,630
PulteGroup, Inc.	1,160	61,120
PVH Corp.	326	30,973
Ralph Lauren Corp.	224	24,828
Ross Stores, Inc.	1,628	159,137
Royal Caribbean Cruises Ltd.(b)	1,028	79,989
Starbucks Corp.	5,406	531,518
Tapestry, Inc.	1,260	47,817
Target Corp.	2,236	492,881
Tesla, Inc.(b)	3,726	3,490,219
TJX Cos., Inc. (The)	5,509	396,483
Tractor Supply Co.	521	113,740
Ulta Beauty, Inc.(b)	249	90,571
Under Armour, Inc., Class A(b)	864	16,269
Under Armour, Inc., Class C(b)	985	15,750
VF Corp.	1,494	97,424
Whirlpool Corp.	279	58,643
Wynn Resorts Ltd.(b)	482	41,187
Yum! Brands, Inc.	1,343	168,103
		20,944,347
Consumer Staples-6.25%
Altria Group, Inc.	8,416	428,206
Archer-Daniels-Midland Co.	2,562	192,150
Brown-Forman Corp., Class B	837	56,439
Campbell Soup Co.	928	40,943
Church & Dwight Co., Inc.	1,118	114,763
Clorox Co. (The)	563	94,505
Coca-Cola Co. (The)	17,810	1,086,588
Colgate-Palmolive Co.	3,862	318,422
Conagra Brands, Inc.	2,197	76,368
Constellation Brands, Inc., Class A	752	178,788
Costco Wholesale Corp.	2,024	1,022,383
Estee Lauder Cos., Inc. (The), Class A	1,061	330,809
General Mills, Inc.	2,775	190,587
Hershey Co. (The)	666	131,249
Hormel Foods Corp.	1,293	61,379
JM Smucker Co. (The)	496	69,728
Kellogg Co.	1,173	73,899
Kimberly-Clark Corp.	1,543	212,394
Kraft Heinz Co. (The)	3,252	116,422
Kroger Co. (The)	3,100	135,129
Lamb Weston Holdings, Inc.	669	42,956
McCormick & Co., Inc.	1,142	114,554
Molson Coors Beverage Co., Class B	863	41,130
Mondelez International, Inc., Class A	6,390	428,322
Monster Beverage Corp.(b)	1,722	149,332
PepsiCo, Inc.	6,334	1,099,076
Philip Morris International, Inc.	7,132	733,526
Procter & Gamble Co. (The)	11,086	1,778,749
Sysco Corp.	2,348	183,496
Tyson Foods, Inc., Class A	1,350	122,701
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	3,291	$163,760
Walmart, Inc.	6,515	910,862
		10,699,615
Energy-3.43%
APA Corp.	1,664	55,261
Baker Hughes Co., Class A	4,004	109,870
Chevron Corp.	8,831	1,159,775
ConocoPhillips	6,042	535,442
Coterra Energy, Inc.	3,727	81,621
Devon Energy Corp.	2,884	145,844
Diamondback Energy, Inc.	781	98,531
EOG Resources, Inc.	2,681	298,878
Exxon Mobil Corp.	19,394	1,473,168
Halliburton Co.	4,100	126,034
Hess Corp.	1,262	116,470
Kinder Morgan, Inc.	8,933	155,077
Marathon Oil Corp.	3,567	69,449
Marathon Petroleum Corp.	2,820	202,335
Occidental Petroleum Corp.	4,065	153,129
ONEOK, Inc.	2,043	123,969
Phillips 66	2,007	170,174
Pioneer Natural Resources Co.	1,040	227,646
Schlumberger N.V.	6,426	251,064
Valero Energy Corp.	1,873	155,403
Williams Cos., Inc. (The)	5,566	166,646
		5,875,786
Financials-11.53%
Aflac, Inc.	2,788	175,142
Allstate Corp. (The)	1,313	158,440
American Express Co.	2,874	516,803
American International Group, Inc.	3,803	219,623
Ameriprise Financial, Inc.	512	155,807
Aon PLC, Class A	1,009	278,928
Arthur J. Gallagher & Co.	950	150,043
Assurant, Inc.	261	39,805
Bank of America Corp.	32,993	1,522,297
Bank of New York Mellon Corp. (The)	3,481	206,284
Berkshire Hathaway, Inc., Class B(b)	8,389	2,625,925
BlackRock, Inc.	654	538,203
Brown & Brown, Inc.	1,074	71,185
Capital One Financial Corp.	1,950	286,123
Cboe Global Markets, Inc.	489	57,961
Charles Schwab Corp. (The)	6,887	603,990
Chubb Ltd.	1,974	389,431
Cincinnati Financial Corp.	687	80,949
Citigroup, Inc.	9,091	592,006
Citizens Financial Group, Inc.	1,952	100,469
CME Group, Inc., Class A	1,646	377,757
Comerica, Inc.	601	55,761
Discover Financial Services	1,343	155,452
Everest Re Group Ltd.	181	51,295
FactSet Research Systems, Inc.	173	72,987
Fifth Third Bancorp	3,132	139,781
First Republic Bank	822	142,691
Franklin Resources, Inc.	1,287	41,145
Globe Life, Inc.	426	43,580
Goldman Sachs Group, Inc. (The)	1,555	551,527
Hartford Financial Services Group, Inc. (The)	1,559	112,045
Huntington Bancshares, Inc.	6,626	99,788
Intercontinental Exchange, Inc.	2,581	326,909
Invesco Ltd.(c)	1,608	36,437
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	13,538	$2,011,747
KeyCorp	4,266	106,906
Lincoln National Corp.	779	54,514
Loews Corp.	918	54,768
M&T Bank Corp.	590	99,934
MarketAxess Holdings, Inc.	175	60,284
Marsh & McLennan Cos., Inc.	2,313	355,369
MetLife, Inc.	3,276	219,689
Moody’s Corp.	741	254,163
Morgan Stanley	6,576	674,303
MSCI, Inc.	378	202,653
Nasdaq, Inc.	536	96,057
Northern Trust Corp.	951	110,925
People’s United Financial, Inc.	1,960	37,985
PNC Financial Services Group, Inc. (The)	1,936	398,797
Principal Financial Group, Inc.	1,130	82,558
Progressive Corp. (The)	2,680	291,209
Prudential Financial, Inc.	1,732	193,239
Raymond James Financial, Inc.	848	89,778
Regions Financial Corp.	4,367	100,179
S&P Global, Inc.	1,104	458,403
Signature Bank	278	84,687
State Street Corp.	1,675	158,288
SVB Financial Group(b)	269	157,069
Synchrony Financial	2,507	106,773
T. Rowe Price Group, Inc.	1,030	159,063
Travelers Cos., Inc. (The)	1,127	187,285
Truist Financial Corp.	6,116	384,207
U.S. Bancorp	6,181	359,672
W.R. Berkley Corp.	639	53,996
Wells Fargo & Co.	18,266	982,711
Willis Towers Watson PLC	570	133,357
Zions Bancorporation N.A.	716	48,559
		19,745,696
Health Care-13.36%
Abbott Laboratories	8,101	1,032,553
AbbVie, Inc.	8,099	1,108,672
ABIOMED, Inc.(b)	208	61,541
Agilent Technologies, Inc.	1,387	193,237
Align Technology, Inc.(b)	336	166,307
AmerisourceBergen Corp.	686	93,433
Amgen, Inc.	2,581	586,248
Anthem, Inc.	1,112	490,381
Baxter International, Inc.	2,294	195,999
Becton, Dickinson and Co.	1,315	334,194
Biogen, Inc.(b)	673	152,098
Bio-Rad Laboratories, Inc., Class A(b)	99	59,373
Bio-Techne Corp.	180	67,754
Boston Scientific Corp.(b)	6,528	280,051
Bristol-Myers Squibb Co.	10,168	659,802
Cardinal Health, Inc.	1,291	66,577
Catalent, Inc.(b)	784	81,481
Centene Corp.(b)	2,673	207,853
Cerner Corp.	1,348	122,938
Charles River Laboratories International, Inc.(b)	232	76,504
Cigna Corp.	1,519	350,069
Cooper Cos., Inc. (The)	226	90,016
CVS Health Corp.	6,047	644,066
Danaher Corp.	2,914	832,792
DaVita, Inc.(b)	299	32,403
DENTSPLY SIRONA, Inc.	1,001	53,473
DexCom, Inc.(b)	444	191,133

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	2,860	$312,312
Eli Lilly and Co.	3,637	892,483
Gilead Sciences, Inc.	5,746	394,635
HCA Healthcare, Inc.	1,097	263,335
Henry Schein, Inc.(b)	636	47,891
Hologic, Inc.(b)	1,161	81,549
Humana, Inc.	589	231,183
IDEXX Laboratories, Inc.(b)	389	197,340
Illumina, Inc.(b)	716	249,755
Incyte Corp.(b)	860	63,924
Intuitive Surgical, Inc.(b)	1,636	464,919
IQVIA Holdings, Inc.(b)	876	214,532
Johnson & Johnson	12,060	2,077,817
Laboratory Corp. of America Holdings(b)	439	119,127
McKesson Corp.	699	179,447
Medtronic PLC	6,166	638,119
Merck & Co., Inc.	11,571	942,805
Mettler-Toledo International, Inc.(b)	105	154,631
Moderna, Inc.(b)	1,616	273,637
Organon & Co.	1,161	37,048
PerkinElmer, Inc.	579	99,686
Pfizer, Inc.	25,713	1,354,818
Quest Diagnostics, Inc.	562	75,881
Regeneron Pharmaceuticals, Inc.(b)	485	295,166
ResMed, Inc.	667	152,476
STERIS PLC	458	102,775
Stryker Corp.	1,538	381,501
Teleflex, Inc.	214	66,381
Thermo Fisher Scientific, Inc.	1,805	1,049,247
UnitedHealth Group, Inc.	4,314	2,038,667
Universal Health Services, Inc., Class B	335	43,570
Vertex Pharmaceuticals, Inc.(b)	1,164	282,910
Viatris, Inc.	5,540	82,934
Waters Corp.(b)	280	89,634
West Pharmaceutical Services, Inc.	340	133,695
Zimmer Biomet Holdings, Inc.	957	117,730
Zoetis, Inc.	2,168	433,145
		22,867,653
Industrials-8.00%
3M Co.	2,640	438,293
A.O. Smith Corp.	610	46,616
Alaska Air Group, Inc.(b)	575	31,476
Allegion PLC	411	50,442
American Airlines Group, Inc.(b)	2,967	48,866
AMETEK, Inc.	1,059	144,839
Boeing Co. (The)(b)	2,531	506,807
C.H. Robinson Worldwide, Inc.	596	62,371
Carrier Global Corp.	3,970	189,290
Caterpillar, Inc.	2,478	499,466
Cintas Corp.	403	157,787
Copart, Inc.(b)	978	126,407
CSX Corp.	10,161	347,709
Cummins, Inc.	655	144,676
Deere & Co.	1,293	486,685
Delta Air Lines, Inc.(b)	2,932	116,371
Dover Corp.	659	111,971
Eaton Corp. PLC	1,826	289,293
Emerson Electric Co.	2,739	251,851
Equifax, Inc.	559	134,026
Expeditors International of Washington, Inc.	776	88,836
Fastenal Co.	2,635	149,352
FedEx Corp.	1,119	275,117
	Shares	Value
Industrials-(continued)
Fortive Corp.	1,643	$115,897
Fortune Brands Home & Security, Inc.	621	58,480
Generac Holdings, Inc.(b)	289	81,608
General Dynamics Corp.	1,061	225,038
General Electric Co.	5,031	475,329
Honeywell International, Inc.	3,153	644,725
Howmet Aerospace, Inc.	1,761	54,749
Huntington Ingalls Industries, Inc.	184	34,445
IDEX Corp.	348	74,973
IHS Markit Ltd.	1,827	213,375
Illinois Tool Works, Inc.	1,308	305,967
Ingersoll Rand, Inc.	1,869	105,040
J.B. Hunt Transport Services, Inc.	385	74,128
Jacobs Engineering Group, Inc.	597	77,717
Johnson Controls International PLC	3,246	235,887
L3Harris Technologies, Inc.	899	188,152
Leidos Holdings, Inc.	643	57,516
Lockheed Martin Corp.	1,125	437,771
Masco Corp.	1,118	70,803
Nielsen Holdings PLC	1,644	31,006
Norfolk Southern Corp.	1,114	302,997
Northrop Grumman Corp.	683	252,642
Old Dominion Freight Line, Inc.	427	128,924
Otis Worldwide Corp.	1,946	166,247
PACCAR, Inc.	1,591	147,947
Parker-Hannifin Corp.	592	183,526
Pentair PLC	758	48,285
Quanta Services, Inc.	653	67,076
Raytheon Technologies Corp.	6,857	618,433
Republic Services, Inc.	959	122,426
Robert Half International, Inc.	510	57,763
Rockwell Automation, Inc.	532	153,865
Rollins, Inc.	1,037	31,991
Roper Technologies, Inc.	484	211,585
Snap-on, Inc.	246	51,230
Southwest Airlines Co.(b)	2,711	121,344
Stanley Black & Decker, Inc.	747	130,464
Textron, Inc.	1,010	68,741
Trane Technologies PLC	1,088	188,333
TransDigm Group, Inc.(b)	240	147,886
Union Pacific Corp.	2,945	720,200
United Airlines Holdings, Inc.(b)	1,484	63,634
United Parcel Service, Inc., Class B	3,340	675,381
United Rentals, Inc.(b)	332	106,280
Verisk Analytics, Inc.	738	144,744
W.W. Grainger, Inc.	198	98,032
Wabtec Corp.	856	76,098
Waste Management, Inc.	1,763	265,226
Xylem, Inc.	827	86,852
		13,699,305
Information Technology-29.31%
Accenture PLC, Class A	2,894	1,023,260
Adobe, Inc.(b)	2,179	1,164,240
Advanced Micro Devices, Inc.(b)	5,532	632,031
Akamai Technologies, Inc.(b)	744	85,225
Amphenol Corp., Class A	2,740	218,077
Analog Devices, Inc.	2,462	403,694
ANSYS, Inc.(b)	400	136,004
Apple, Inc.	71,402	12,479,642
Applied Materials, Inc.	4,136	571,512
Arista Networks, Inc.(b)	1,028	127,791
Autodesk, Inc.(b)	1,007	251,538

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Automatic Data Processing, Inc.	1,931	$398,114
Broadcom, Inc.	1,885	1,104,384
Broadridge Financial Solutions, Inc.	534	85,023
Cadence Design Systems, Inc.(b)	1,270	193,218
CDW Corp.	621	117,400
Ceridian HCM Holding, Inc.(b)	624	47,312
Cisco Systems, Inc.	19,322	1,075,656
Citrix Systems, Inc.	571	58,208
Cognizant Technology Solutions Corp., Class A	2,406	205,520
Corning, Inc.	3,519	147,939
DXC Technology Co.(b)	1,155	34,742
Enphase Energy, Inc.(b)	618	86,810
EPAM Systems, Inc.(b)	260	123,796
F5, Inc.(b)	277	57,511
Fidelity National Information Services, Inc.	2,790	334,577
Fiserv, Inc.(b)	2,722	287,715
FleetCor Technologies, Inc.(b)	372	88,633
Fortinet, Inc.(b)	621	184,586
Gartner, Inc.(b)	377	110,797
Global Payments, Inc.	1,330	199,340
Hewlett Packard Enterprise Co.	5,992	97,849
HP, Inc.	5,280	193,934
Intel Corp.	18,631	909,565
International Business Machines Corp.	4,109	548,839
Intuit, Inc.	1,297	720,133
IPG Photonics Corp.(b)	164	25,333
Jack Henry & Associates, Inc.	339	56,888
Juniper Networks, Inc.	1,490	51,882
Keysight Technologies, Inc.(b)	844	142,484
KLA Corp.	695	270,543
Lam Research Corp.	645	380,498
Mastercard, Inc., Class A	3,973	1,535,088
Microchip Technology, Inc.	2,542	196,954
Micron Technology, Inc.	5,125	421,634
Microsoft Corp.	34,395	10,696,157
Monolithic Power Systems, Inc.	199	80,183
Motorola Solutions, Inc.	774	179,522
NetApp, Inc.	1,025	88,673
NortonLifeLock, Inc.	2,666	69,343
NVIDIA Corp.	11,453	2,804,382
NXP Semiconductors N.V. (China)	1,218	250,226
Oracle Corp.	7,388	599,610
Paychex, Inc.	1,471	173,225
Paycom Software, Inc.(b)	221	74,101
PayPal Holdings, Inc.(b)	5,382	925,381
PTC, Inc.(b)	484	56,270
Qorvo, Inc.(b)	505	69,326
QUALCOMM, Inc.	5,131	901,825
salesforce.com, inc.(b)	4,485	1,043,346
Seagate Technology Holdings PLC	938	100,507
ServiceNow, Inc.(b)	911	533,646
Skyworks Solutions, Inc.	756	110,769
SolarEdge Technologies, Inc.(b)	241	57,411
Synopsys, Inc.(b)	699	217,039
TE Connectivity Ltd.	1,495	213,800
Teledyne Technologies, Inc.(b)	213	89,765
Teradyne, Inc.	747	87,720
Texas Instruments, Inc.	4,231	759,422
Trimble, Inc.(b)	1,150	82,984
Tyler Technologies, Inc.(b)	188	89,074
VeriSign, Inc.(b)	443	96,211
Visa, Inc., Class A	7,682	1,737,438
	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	1,428	$73,885
Xilinx, Inc.	1,136	219,873
Zebra Technologies Corp., Class A(b)	245	124,734
		50,191,767
Materials-2.58%
Air Products and Chemicals, Inc.	1,014	286,070
Albemarle Corp.	536	118,317
Amcor PLC	7,025	84,370
Avery Dennison Corp.	380	78,060
Ball Corp.	1,484	144,096
Celanese Corp.	499	77,699
CF Industries Holdings, Inc.	983	67,699
Corteva, Inc.	3,339	160,539
Dow, Inc.	3,388	202,365
DuPont de Nemours, Inc.	2,374	181,848
Eastman Chemical Co.	616	73,261
Ecolab, Inc.	1,142	216,352
FMC Corp.	581	64,125
Freeport-McMoRan, Inc.	6,727	250,379
International Flavors & Fragrances, Inc.	1,166	153,819
International Paper Co.	1,774	85,595
Linde PLC (United Kingdom)	2,348	748,261
LyondellBasell Industries N.V., Class A	1,204	116,463
Martin Marietta Materials, Inc.	286	111,288
Mosaic Co. (The)	1,697	67,795
Newmont Corp.	3,653	223,454
Nucor Corp.	1,309	132,733
Packaging Corp. of America	435	65,524
PPG Industries, Inc.	1,088	169,946
Sealed Air Corp.	679	46,118
Sherwin-Williams Co. (The)	1,105	316,593
Vulcan Materials Co.	608	115,708
WestRock Co.	1,224	56,500
		4,414,977
Real Estate-2.73%
Alexandria Real Estate Equities, Inc.	646	125,867
American Tower Corp.	2,086	524,629
AvalonBay Communities, Inc.	640	156,307
Boston Properties, Inc.	651	72,964
CBRE Group, Inc., Class A(b)	1,533	155,354
Crown Castle International Corp.	1,980	361,370
Digital Realty Trust, Inc.	1,300	193,999
Duke Realty Corp.	1,745	100,826
Equinix, Inc.	412	298,659
Equity Residential	1,563	138,685
Essex Property Trust, Inc.	298	99,085
Extra Space Storage, Inc.	613	121,490
Federal Realty Investment Trust	321	40,924
Healthpeak Properties, Inc.	2,470	87,364
Host Hotels & Resorts, Inc.(b)	3,271	56,719
Iron Mountain, Inc.	1,327	60,936
Kimco Realty Corp.	2,824	68,510
Mid-America Apartment Communities, Inc.	528	109,127
Prologis, Inc.	3,387	531,149
Public Storage	699	250,613
Realty Income Corp.	2,592	179,911
Regency Centers Corp.	706	50,656
SBA Communications Corp., Class A	498	162,069
Simon Property Group, Inc.	1,505	221,536
UDR, Inc.	1,332	75,711
Ventas, Inc.	1,829	96,974

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Vornado Realty Trust	729	$29,896
Welltower, Inc.	1,994	172,740
Weyerhaeuser Co.	3,432	138,756
		4,682,826
Utilities-2.61%
AES Corp. (The)	3,054	67,738
Alliant Energy Corp.	1,147	68,659
Ameren Corp.	1,180	104,713
American Electric Power Co., Inc.	2,307	208,553
American Water Works Co., Inc.	832	133,786
Atmos Energy Corp.	606	64,975
CenterPoint Energy, Inc.	2,881	81,705
CMS Energy Corp.	1,327	85,432
Consolidated Edison, Inc.	1,621	140,135
Dominion Energy, Inc.	3,711	299,329
DTE Energy Co.	888	106,942
Duke Energy Corp.	3,524	370,231
Edison International	1,740	109,255
Entergy Corp.	920	102,828
Evergy, Inc.	1,050	68,208
	Shares	Value
Utilities-(continued)
Eversource Energy	1,575	$140,947
Exelon Corp.	4,482	259,732
FirstEnergy Corp.	2,494	104,648
NextEra Energy, Inc.	8,989	702,221
NiSource, Inc.	1,799	52,495
NRG Energy, Inc.	1,122	44,802
Pinnacle West Capital Corp.	516	35,919
PPL Corp.	3,439	102,070
Public Service Enterprise Group, Inc.	2,317	154,150
Sempra Energy	1,463	202,128
Southern Co. (The)	4,856	337,443
WEC Energy Group, Inc.	1,445	140,223
Xcel Energy, Inc.	2,468	171,921
		4,461,188
TOTAL INVESTMENTS IN SECURITIES-102.29% (Cost $104,740,598)		175,157,408
OTHER ASSETS LESS LIABILITIES-(2.29)%		(3,927,164)
NET ASSETS-100.00%		$171,230,244

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$51,975	$4,173	$(12,787)	$(6,012)	$(912)	$36,437	$894
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	11,857,029	(11,857,029)	-	-	-	68
Total	$51,975	$11,861,202	$(11,869,816)	$(6,012)	$(912)	$36,437	$962

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	02/18/2022	387	$ 4,480	$173,376,000	$(3,918,375)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-0.37%
Interpublic Group of Cos., Inc. (The)	174,408	$6,198,460
Omnicom Group, Inc.(b)	101,819	7,673,080
		13,871,540
Consumer Discretionary-6.73%
Best Buy Co., Inc.	182,528	18,121,380
eBay, Inc.	467,271	28,068,969
Etsy, Inc.(c)	77,803	12,221,295
Genuine Parts Co.	80,624	10,741,536
Lennar Corp., Class A	125,499	12,061,709
Newell Brands, Inc.	169,210	3,927,364
NVR, Inc.(b)(c)	1,449	7,719,142
Pool Corp.	20,100	9,572,625
PulteGroup, Inc.	114,504	6,033,216
Ross Stores, Inc.	201,474	19,694,083
Tapestry, Inc.	130,701	4,960,103
Target Corp.	275,033	60,625,524
TJX Cos., Inc. (The)	632,464	45,518,434
Ulta Beauty, Inc.(c)	29,873	10,866,005
Under Armour, Inc., Class A(c)	102,709	1,934,010
		252,065,395
Consumer Staples-2.86%
Hershey Co. (The)	66,325	13,070,668
Walmart, Inc.	672,399	94,008,104
		107,078,772
Energy-3.39%
Baker Hughes Co., Class A	510,872	14,018,328
Devon Energy Corp.	403,308	20,395,285
Diamondback Energy, Inc.	86,045	10,855,437
EOG Resources, Inc.	278,435	31,039,934
Marathon Petroleum Corp.	324,055	23,250,946
Schlumberger N.V.	697,897	27,266,836
		126,826,766
Financials-25.67%
American Express Co.	399,816	71,894,913
Ameriprise Financial, Inc.	84,171	25,614,077
Assurant, Inc.	34,007	5,186,408
Bank of America Corp.	3,829,400	176,688,516
Capital One Financial Corp.	297,607	43,667,875
Citizens Financial Group, Inc.	218,009	11,220,923
Comerica, Inc.	92,898	8,619,076
Discover Financial Services	204,953	23,723,310
Huntington Bancshares, Inc.	915,222	13,783,243
JPMorgan Chase & Co.	1,204,022	178,917,669
Loews Corp.	94,933	5,663,703
M&T Bank Corp.	64,677	10,954,990
MarketAxess Holdings, Inc.	17,925	6,174,804
PNC Financial Services Group, Inc. (The)	213,942	44,069,913
Raymond James Financial, Inc.	95,254	10,084,541
Regions Financial Corp.	520,227	11,934,007
S&P Global, Inc.	165,928	68,896,624
Synchrony Financial	332,512	14,161,686
T. Rowe Price Group, Inc.	108,683	16,783,916
U.S. Bancorp(b)	869,153	50,576,013
W.R. Berkley Corp.	69,111	5,839,880
Wells Fargo & Co.	2,512,840	135,190,792
Willis Towers Watson PLC	59,283	13,869,851
Zions Bancorporation N.A.	116,417	7,895,401
		961,412,131
	Shares	Value
Health Care-12.79%
Abbott Laboratories	779,621	$99,370,493
Cardinal Health, Inc.	146,959	7,578,675
Cigna Corp.	145,934	33,631,950
Cooper Cos., Inc. (The)	22,576	8,992,021
IDEXX Laboratories, Inc.(c)	52,149	26,455,188
Moderna, Inc.(c)	395,986	67,052,309
Pfizer, Inc.	3,156,464	166,314,088
Vertex Pharmaceuticals, Inc.(c)	115,849	28,157,099
Zoetis, Inc.	208,486	41,653,418
		479,205,241
Industrials-9.38%
3M Co.	273,977	45,485,662
A.O. Smith Corp.	72,202	5,517,677
Allegion PLC	41,637	5,110,109
Cintas Corp.	38,722	15,160,825
Cummins, Inc.	65,018	14,361,176
Fastenal Co.	269,960	15,301,333
Fortive Corp.	178,572	12,596,469
Generac Holdings, Inc.(c)	34,171	9,649,207
Howmet Aerospace, Inc.	173,205	5,384,943
Illinois Tool Works, Inc.	150,071	35,104,608
Lockheed Martin Corp.	116,576	45,363,219
Northrop Grumman Corp.	67,100	24,820,290
Robert Half International, Inc.	73,769	8,355,077
Rollins, Inc.	111,481	3,439,189
Snap-on, Inc.	24,165	5,032,361
Trane Technologies PLC	134,054	23,204,747
United Parcel Service, Inc., Class B	382,675	77,380,712
		351,267,604
Information Technology-35.05%
Adobe, Inc.(c)	231,187	123,523,214
Apple, Inc.	1,105,065	193,143,261
Applied Materials, Inc.	388,820	53,727,148
Automatic Data Processing, Inc.	219,589	45,272,664
Cognizant Technology Solutions Corp., Class A	239,926	20,494,479
DXC Technology Co.(c)	130,156	3,915,092
Fortinet, Inc.(c)	109,688	32,603,661
Jack Henry & Associates, Inc.	35,095	5,889,292
KLA Corp.	80,711	31,418,371
Lam Research Corp.	76,187	44,944,235
Mastercard, Inc., Class A	462,982	178,886,985
Microsoft Corp.	577,622	179,628,890
Paychex, Inc.	162,385	19,122,458
Qorvo, Inc.(c)	49,840	6,842,035
QUALCOMM, Inc.	561,180	98,632,997
Texas Instruments, Inc.	501,706	90,051,210
Visa, Inc., Class A(b)	817,436	184,879,500
		1,312,975,492
Materials-3.21%
Celanese Corp.	58,398	9,093,153
Dow, Inc.	408,121	24,377,067
Ecolab, Inc.	130,395	24,703,333
Freeport-McMoRan, Inc.	680,282	25,320,096
Newmont Corp.	368,968	22,569,772
Nucor Corp.	137,630	13,955,682
		120,019,103
Real Estate-0.38%
Weyerhaeuser Co.	355,032	14,353,944
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-0.13%
NRG Energy, Inc.	125,473	$5,010,137
Total Common Stocks & Other Equity Interests (Cost $3,398,719,001)		3,744,086,125
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,580,461)	1,580,461	1,580,461
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $3,400,299,462)		3,745,666,586
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.02%
Invesco Private Government Fund, 0.02%(d)(e)(f)	56,399,704	56,399,704
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	131,572,994	$131,599,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,002,180)		187,999,008
TOTAL INVESTMENTS IN SECURITIES-105.02% (Cost $3,588,301,642)		3,933,665,594
OTHER ASSETS LESS LIABILITIES-(5.02)%		(188,038,940)
NET ASSETS-100.00%		$3,745,626,654

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,406,928	$47,057,675	$(46,884,142)	$-	$-	$1,580,461	$377
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,617,056	275,341,921	(228,559,273)	-	-	56,399,704	2,846*
Invesco Private Prime Fund	14,425,585	615,858,776	(498,668,733)	(3,172)	(13,152)	131,599,304	36,171*
Total	$25,449,569	$938,258,372	$(774,112,148)	$(3,172)	$(13,152)	$189,579,469	$39,394

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-2.81%
Madison Square Garden Entertainment Corp.(b)(c)	11,613	$822,549
Vimeo, Inc.(b)	77,232	1,131,449
		1,953,998
Consumer Discretionary-18.33%
frontdoor, inc.(b)	42,836	1,554,947
Kontoor Brands, Inc.(c)	23,476	1,157,132
Penn National Gaming, Inc.(b)	67,772	3,091,081
Veoneer, Inc. (Sweden)(b)	50,884	1,791,625
Victoria’s Secret & Co.(b)(c)	36,223	2,022,330
Wyndham Hotels & Resorts, Inc.	37,484	3,146,782
		12,763,897
Energy-9.05%
ChampionX Corp.(b)	98,957	2,216,637
DT Midstream, Inc.	47,248	2,442,721
Equitrans Midstream Corp.	201,844	1,636,955
		6,296,313
Health Care-5.89%
Covetrus, Inc.(b)	47,673	861,451
Organon & Co.	101,496	3,238,737
		4,100,188
Industrials-31.32%
Arcosa, Inc.	23,781	1,109,622
Carrier Global Corp.	102,101	4,868,176
GXO Logistics, Inc.(b)	39,034	3,169,951
IAA, Inc.(b)	61,845	2,840,541
nVent Electric PLC	77,939	2,695,910
Otis Worldwide Corp.	62,235	5,316,736
Resideo Technologies, Inc.(b)	72,789	1,803,711
		21,804,647
Information Technology-11.37%
Concentrix Corp.	18,358	3,689,774
Consensus Cloud Solutions, Inc.(b)	7,090	402,003
Kyndryl Holdings, Inc.(b)(c)	90,609	1,529,480
Vontier Corp.	81,691	2,296,334
		7,917,591
	Shares	Value
Materials-15.48%
Corteva, Inc.	110,752	$5,324,956
Dow, Inc.	91,316	5,454,305
		10,779,261
Real Estate-5.76%
Apartment Income REIT Corp.	62,383	3,295,070
CorePoint Lodging, Inc.(b)	20,064	315,206
Orion Office REIT, Inc.(b)	23,961	398,711
		4,008,987
Total Common Stocks & Other Equity Interests (Cost $57,579,116)		69,624,882
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $83,487)	83,487	83,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $57,662,603)		69,708,369
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.57%
Invesco Private Government Fund, 0.02%(d)(e)(f)	955,394	955,394
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,228,807	2,229,253
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,184,723)		3,184,647
TOTAL INVESTMENTS IN SECURITIES-104.70% (Cost $60,847,326)		72,893,016
OTHER ASSETS LESS LIABILITIES-(4.70)%		(3,273,487)
NET ASSETS-100.00%		$69,619,529
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,341	$3,886,443	$(3,978,297)	$-	$-	$83,487	$36
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$557,174	$17,650,726	$(17,252,506)	$-	$-	$955,394	$178*
Invesco Private Prime Fund	835,762	30,976,567	(29,582,224)	(76)	(776)	2,229,253	2,341*
Total	$1,568,277	$52,513,736	$(50,813,027)	$(76)	$(776)	$3,268,134	$2,555

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Building Products-11.87%
A.O. Smith Corp.	1,027,823	$78,546,234
Advanced Drainage Systems, Inc.	656,784	74,275,702
Zurn Water Solutions Corp.	2,305,064	70,396,655
		223,218,591
Chemicals-7.39%
Ecolab, Inc.	733,724	139,004,012
Commercial Services & Supplies-2.92%
Tetra Tech, Inc.(b)	394,422	54,899,598
Construction & Engineering-2.20%
Northwest Pipe Co.(c)	103,431	2,934,338
Valmont Industries, Inc.	177,232	38,500,107
		41,434,445
Electronic Equipment, Instruments & Components-3.85%
Badger Meter, Inc.(b)	220,552	22,313,246
Itron, Inc.(b)(c)	808,804	50,145,848
		72,459,094
Industrial Conglomerates-8.14%
Roper Technologies, Inc.	350,111	153,054,525
Life Sciences Tools & Services-16.11%
Danaher Corp.	505,188	144,377,679
Waters Corp.(c)	495,329	158,564,719
		302,942,398
Machinery-27.17%
Energy Recovery, Inc.(b)(c)	844,808	16,541,341
Evoqua Water Technologies Corp.(c)	1,568,250	63,514,125
Franklin Electric Co., Inc.	272,840	23,682,512
Gorman-Rupp Co. (The)	94,257	3,780,648
IDEX Corp.	361,814	77,949,208
Lindsay Corp.	113,474	14,326,093
Mueller Industries, Inc.(b)	434,380	22,440,071
Mueller Water Products, Inc., Class A	2,433,384	31,268,984
Pentair PLC	1,102,574	70,233,964
Toro Co. (The)(b)	807,969	78,033,646
Watts Water Technologies, Inc., Class A	253,288	38,806,254
Xylem, Inc.	670,855	70,453,192
		511,030,038
Professional Services-0.54%
Stantec, Inc. (Canada)	192,011	10,186,183
	Shares	Value
Water Utilities-19.83%
American States Water Co.(b)	320,937	$29,600,019
American Water Works Co., Inc.	963,981	155,008,145
Artesian Resources Corp., Class A	38,471	1,854,302
California Water Service Group	451,067	28,006,750
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	5,181,047	36,630,002
Consolidated Water Co. Ltd. (Cayman Islands)	113,299	1,151,118
Essential Utilities, Inc.(b)	1,718,777	83,773,191
Global Water Resources, Inc.	59,789	918,359
Middlesex Water Co.(b)	185,733	18,803,609
SJW Group	189,294	13,034,785
York Water Co. (The)	90,049	4,090,026
		372,870,306
Total Common Stocks & Other Equity Interests (Cost $1,555,915,401)		1,881,099,190

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,298,743)	1,298,743	1,298,743
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,557,214,144)		1,882,397,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.37%
Invesco Private Government Fund, 0.02%(d)(e)(f)	19,021,725	19,021,725
Invesco Private Prime Fund, 0.11%(d)(e)(f)	44,375,150	44,384,024
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,406,047)		63,405,749
TOTAL INVESTMENTS IN SECURITIES-103.46% (Cost $1,620,620,191)		1,945,803,682
OTHER ASSETS LESS LIABILITIES-(3.46)%		(65,008,177)
NET ASSETS-100.00%		$1,880,795,505

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,323,600	$15,979,693	$(16,004,550)	$-	$-	$1,298,743	$351
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,980,288	123,080,931	(115,039,494)	-	-	19,021,725	1,481*
Invesco Private Prime Fund	16,470,432	239,342,033	(211,422,512)	(298)	(5,631)	44,384,024	20,546*
Total	$28,774,320	$378,402,657	$(342,466,556)	$(298)	$(5,631)	$64,704,492	$22,378

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-2.58%
Archer Aviation, Inc., Class A(b)(c)	3,035,812	$9,562,808
Woodward, Inc.	172,824	19,057,302
		28,620,110
Airlines-0.96%
Joby Aviation, Inc.(b)(c)	2,561,115	10,628,627
Auto Components-6.04%
Gentherm, Inc.(b)	225,477	19,704,435
Kandi Technologies Group, Inc. (China)(b)(c)(d)	5,286,096	15,858,288
QuantumScape Corp.(b)(c)	750,083	12,518,885
REE Automotive Ltd., Class A (Israel)(b)(c)	4,568,923	18,961,031
		67,042,639
Automobiles-12.30%
Arcimoto, Inc.(b)(c)(d)	2,027,276	12,386,656
Canoo, Inc.(b)(c)	2,175,195	13,312,193
ElectraMeccanica Vehicles Corp. (Canada)(b)(c)(d)	7,131,034	14,190,758
Fisker, Inc.(b)(c)	1,064,085	12,566,844
Lordstown Motors Corp., Class A(b)(c)	4,580,403	13,741,209
NIO, Inc., ADR (China)(b)	609,161	14,930,536
Rivian Automotive, Inc., Class A(b)(c)	188,756	12,408,819
Tesla, Inc.(b)	18,062	16,919,037
Workhorse Group, Inc.(b)(c)	3,579,538	12,098,838
XPeng, Inc., ADR (China)(b)	397,605	13,951,960
		136,506,850
Building Products-1.12%
View, Inc.(b)(c)	4,735,436	12,454,197
Chemicals-5.01%
Albemarle Corp.	80,754	17,825,638
Livent Corp.(b)	750,083	17,259,410
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	378,348	20,487,544
		55,572,592
Commercial Services & Supplies-1.26%
Li-Cycle Holdings Corp. (Canada)(b)(c)	1,850,805	14,029,102
Construction & Engineering-7.21%
Ameresco, Inc., Class A(b)	232,073	11,745,215
Infrastructure and Energy Alternatives, Inc.(b)(c)	1,987,326	17,925,680
MYR Group, Inc.(b)	170,707	16,051,579
Quanta Services, Inc.	163,046	16,748,085
ReneSola Ltd., ADR (China)(b)(c)	3,232,556	17,552,779
		80,023,338
Consumer Finance-1.33%
Sunlight Financial Holdings, Inc.(b)(c)(d)	5,021,701	14,763,801
Electrical Equipment-23.02%
Advent Technologies Holdings, Inc.(b)(c)	2,487,766	10,548,128
American Superconductor Corp.(b)(d)	1,610,721	13,207,912
Array Technologies, Inc.(b)	1,192,293	12,566,768
Ballard Power Systems, Inc. (Canada)(b)(c)	1,467,485	15,261,844
Beam Global(b)(c)	343,196	4,523,323
Blink Charging Co.(b)(c)	654,837	13,692,642
Bloom Energy Corp., Class A(b)(c)	849,161	12,805,348
ChargePoint Holdings, Inc.(b)(c)	976,549	13,525,204
Enovix Corp.(b)	715,009	11,518,795
Eos Energy Enterprises, Inc.(b)(c)	2,126,778	8,804,861
ESS Tech, Inc.(b)(c)	1,435,234	7,822,025
	Shares	Value
Electrical Equipment-(continued)
Fluence Energy, Inc.(b)	552,749	$10,336,406
FTC Solar, Inc.(b)	2,530,772	10,679,858
FuelCell Energy, Inc.(b)(c)	2,868,652	12,163,084
Plug Power, Inc.(b)(c)	635,784	13,904,596
Romeo Power, Inc.(b)(c)	4,568,923	10,782,658
Shoals Technologies Group, Inc., Class A(b)	699,340	11,790,872
Stem, Inc.(b)	996,579	12,237,990
Sunrun, Inc.(b)	562,427	14,583,732
Sunworks, Inc.(b)(c)(d)	2,094,026	4,795,320
TPI Composites, Inc.(b)	1,255,351	15,152,087
Wallbox N.V. (Spain)(b)(c)	1,224,920	14,735,788
		255,439,241
Electronic Equipment, Instruments & Components-3.16%
Advanced Energy Industries, Inc.	208,151	17,938,453
Itron, Inc.(b)	275,974	17,110,388
		35,048,841
Independent Power and Renewable Electricity Producers-5.62%
Azure Power Global Ltd. (India)(b)(c)	1,035,146	15,019,968
Ormat Technologies, Inc.(c)	255,443	17,410,995
ReNew Energy Global PLC, Class A (India)(b)(c)	2,408,810	15,320,032
Sunnova Energy International, Inc.(b)	742,568	14,598,887
		62,349,882
Machinery-5.68%
ESCO Technologies, Inc.	213,297	17,016,835
Hyzon Motors, Inc.(b)(c)	2,946,882	14,970,161
Lightning eMotors, Inc.(b)(c)	3,149,041	14,202,175
Lion Electric Co. (The) (Canada)(b)(c)	1,926,268	16,893,370
		63,082,541
Metals & Mining-5.80%
Lithium Americas Corp. (Canada)(b)(c)	620,786	16,245,970
MP Materials Corp.(b)	421,763	16,845,214
Piedmont Lithium, Inc.(b)(c)	346,186	16,748,479
Standard Lithium Ltd. (Canada)(b)(c)	2,038,583	14,473,939
		64,313,602
Oil, Gas & Consumable Fuels-2.08%
Gevo, Inc.(b)(c)	2,884,115	9,863,673
Renewable Energy Group, Inc.(b)(c)	329,600	13,269,696
		23,133,369
Semiconductors & Semiconductor Equipment-15.39%
Canadian Solar, Inc. (Canada)(b)(c)	614,603	17,202,738
Daqo New Energy Corp., ADR (China)(b)	481,814	19,330,378
Enphase Energy, Inc.(b)	97,040	13,631,209
First Solar, Inc.(b)	218,822	17,151,268
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	446,248	19,692,924
Maxeon Solar Technologies Ltd.(b)(c)	1,275,369	14,067,320
SolarEdge Technologies, Inc.(b)	64,619	15,393,538
SPI Energy Co. Ltd. (Australia)(b)(c)(d)	1,739,782	5,010,572
SunPower Corp.(b)(c)	952,448	15,982,078
Universal Display Corp.	114,825	17,626,786
Wolfspeed, Inc.(b)	167,000	15,738,080
		170,826,891
Specialty Retail-1.35%
EVgo, Inc.(b)(c)	1,822,034	15,031,781
Total Common Stocks & Other Equity Interests (Cost $1,918,642,043)		1,108,867,404
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $721,418)	721,418	$721,418
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,919,363,461)		1,109,588,822
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.45%
Invesco Private Government Fund, 0.02%(d)(e)(f)	97,919,947	97,919,947
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	228,862,254	$228,908,018
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $326,835,733)		326,827,965
TOTAL INVESTMENTS IN SECURITIES-129.42% (Cost $2,246,199,194)		1,436,416,787
OTHER ASSETS LESS LIABILITIES-(29.42)%		(326,539,488)
NET ASSETS-100.00%		$1,109,877,299

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,137,874	$89,118,982	$(89,535,438)	$-	$-	$721,418	$430
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	286,190,190	524,871,072	(713,141,315)	-	-	97,919,947	19,488*
Invesco Private Prime Fund	436,157,584	1,021,763,582	(1,228,944,520)	(7,772)	(60,856)	228,908,018	275,862*
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Other Affiliates:
Advent Technologies Holdings, Inc.**	$29,359,271	$19,857,475	$(18,119,986)	$(17,090,152)	$(3,458,480)	$10,548,128	$-
Aemetis, Inc.**	28,235,973	3,991,653	(22,207,595)	6,458,982	(16,479,013)	-	-
American Superconductor Corp.	25,834,117	22,979,965	(19,631,142)	(12,981,990)	(2,993,038)	13,207,912	-
Arcimoto, Inc.	23,013,807	17,488,087	(18,117,436)	(8,304,561)	(1,693,241)	12,386,656	-
AYRO, Inc.**	24,798,688	8,039,651	(23,104,116)	3,990,500	(13,724,723)	-	-
Beam Global**	33,428,879	15,556,071	(28,697,972)	15,835,832	(31,599,487)	4,523,323	-
Broadwind, Inc.**	10,844,406	405,670	(5,468,422)	6,477,458	(12,259,112)	-	-
ElectraMeccanica Vehicles Corp.	28,518,659	19,495,176	(17,239,825)	(13,679,792)	(2,903,460)	14,190,758	-
Flux Power Holdings, Inc.**	10,954,842	4,122,697	(8,827,500)	8,017,669	(14,267,708)	-	-
GreenPower Motor Co., Inc.**	30,664,650	19,464,187	(32,190,153)	18,673,322	(36,612,006)	-	-
Infrastructure and Energy Alternatives, Inc.**	33,000,242	18,281,088	(23,864,108)	(6,449,839)	(3,041,703)	17,925,680	-
Kandi Technologies Group, Inc.	35,546,964	17,637,956	(21,496,055)	(12,932,732)	(2,897,845)	15,858,288	-
ReneSola Ltd., ADR**	36,231,902	22,760,884	(23,293,134)	(11,229,239)	(6,917,634)	17,552,779	-
SPI Energy Co. Ltd.	10,917,211	6,734,857	(6,252,968)	(5,527,175)	(861,353)	5,010,572	-
Sunlight Financial Holdings, Inc.	-	24,992,351	(2,060,785)	(7,592,781)	(574,984)	14,763,801	-
Sunworks, Inc.	33,210,174	15,385,663	(20,793,313)	(8,263,449)	(14,743,755)	4,795,320	-
Willdan Group, Inc.**	35,530,087	15,429,110	(48,917,489)	622,113	(2,663,821)	-	-
Total	$1,153,575,520	$1,888,376,177	$(2,371,903,272)	$(43,983,606)	$(167,752,219)	$458,312,600	$295,780

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2022, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022, for each Fund (except for S&P 500 BuyWrite ETF). As of January 31, 2022, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$630,383,016	$1,840,739	$-	$632,223,755
Money Market Funds	692,654	30,915,060	-	31,607,714
Total Investments	$631,075,670	$32,755,799	$-	$663,831,469
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,460,244,378	$-	$-	$1,460,244,378
Money Market Funds	652,531	24,444,428	-	25,096,959
Total Investments	$1,460,896,909	$24,444,428	$-	$1,485,341,337
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,200,700	$129,216,694	$-	$237,417,394
Closed-End Funds	2,015,702	13,760,580	-	15,776,282
Money Market Funds	12,136,595	22,294,044	-	34,430,639
Total Investments in Securities	122,352,997	165,271,318	-	287,624,315
Other Investments - Assets*
Swap Agreements	-	1,554,844	-	1,554,844
Total Investments	$122,352,997	$166,826,162	$-	$289,179,159
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$215,477,692	$-	$-	$215,477,692
Money Market Funds	228,761	59,555,745	-	59,784,506
Total Investments	$215,706,453	$59,555,745	$-	$275,262,198

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$213,743,451	$189,116,464	$-	$402,859,915
Exchange-Traded Funds	8,902,082	-	-	8,902,082
Money Market Funds	-	73,992,593	-	73,992,593
Total Investments	$222,645,533	$263,109,057	$-	$485,754,590
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,884,265	$-	$-	$131,884,265
Money Market Funds	66,123	20,781,510	-	20,847,633
Total Investments	$131,950,388	$20,781,510	$-	$152,731,898
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,744,086,125	$-	$-	$3,744,086,125
Money Market Funds	1,580,461	187,999,008	-	189,579,469
Total Investments	$3,745,666,586	$187,999,008	$-	$3,933,665,594
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,624,882	$-	$-	$69,624,882
Money Market Funds	83,487	3,184,647	-	3,268,134
Total Investments	$69,708,369	$3,184,647	$-	$72,893,016
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,881,099,190	$-	$-	$1,881,099,190
Money Market Funds	1,298,743	63,405,749	-	64,704,492
Total Investments	$1,882,397,933	$63,405,749	$-	$1,945,803,682
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,108,867,404	$-	$-	$1,108,867,404
Money Market Funds	721,418	326,827,965	-	327,549,383
Total Investments	$1,109,588,822	$326,827,965	$-	$1,436,416,787

*	Unrealized appreciation (depreciation).